  As filed with the Securities and Exchange Commission on October 20, 1998
                                                 Registration No. 33-26305
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]

                        PRE-EFFECTIVE AMENDMENT NO. ___                 [ ]

                        POST-EFFECTIVE AMENDMENT NO. 38                 [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                                AMENDMENT NO. 40                        [x]

                 _____________________________________________

                              BLACKROCK FUNDS/SM/


               (Exact Name of Registrant as Specified in Charter)


Bellevue Corporate Center     Brian Kindelan, Esq.                  copy to:
400 Bellevue Parkway          BlackRock Advisors, Inc.         Gary S. Schpero, Esq.
Suite 100                     1600 Market Street, 28th Floor   Simpson Thacher & Bartlett
Wilmington, Delaware 19809    Philadelphia, PA  19103          425 Lexington Avenue
(Address of Principal         (Name and Address of             New York, New York  10017
Executive Offices)            Agent for Service)
Registrant's Telephone Number
    (302) 792-2555

                 _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on October 21, 1998 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(i)
          [ ] on (date) pursuant to paragraph (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE
                               ----------------

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity and Select Equity Portfolios, each dated January 28, 1998, are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for Service Shares of the Money Market Portfolio, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 11, 1998.

The prospectus for Investor A Shares of the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 11, 1998.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Micro-Cap Equity Portfolio, each dated January 28, 1998, as revised April 15, 1998, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497 under the Securities Act on April 15, 1998.

The prospectus for the BlackRock Shares of the Low Duration Bond, Core Bond and Intermediate Bond Portfolios, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for the shares of the Multi-Sector Mortgage Securities Portfolio III, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectus for the shares of the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated January 28, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A on January 27, 1998.

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Kentucky Tax-Free Income, Delaware Tax-Free Income and GNMA Portfolios, each dated April 29, 1998, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497 under the Securities Act on May 14, 1998.

The statement of additional information for the Service, Investor A, Investor B, Investor C, Institutional and, as applicable, BlackRock Shares of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Government Income, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Kentucky Tax-Free Income, Delaware Tax-Free Income, GNMA, Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, International Small Cap Equity, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity, Select Equity and Micro-Cap Equity Portfolios, and the BlackRock Shares of the Low Duration Bond, Core Bond and Intermediate Bond Portfolios, dated April 29, 1998, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A on April 29, 1998.

The statement of additional information for the Multi-Sector Mortgage Securities Portfolio III, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 2, 1998.

The statement of additional information for the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated January 28, 1998, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on February 2, 1998.

                              BLACKROCK FUNDS/SM/
                           HIGH YIELD BOND PORTFOLIO
                             CROSS REFERENCE SHEET

Item Number
Form N-1A,        Prospectus                                     Statement of Additional
Part A            Caption                                        Information Caption
------------      -------                                        -------------------

1                 Cover Page

2                 What Are The Expenses Of The Portfolio?        Expenses

3(a)              Not Applicable

3(b)              Not Applicable

3(c)              How Is Performance Calculated?

4(a),(b)          Cover Page; What Is The Portfolio; What        Investment Policies;
                  Additional Investment Policies And Risks       Additional Information Concerning
                  Apply?; What Are The Portfolio's               Shares
                  Fundamental Investment Limitations?; How Is
                  The Fund Organized?

4(c)              What Is The Portfolio?; What Additional        Investment Policies
                  Investment Policies And Risks Apply?

5                 Who Manages The Fund?                          Trustees and Officers

5A                Not Applicable

6(a),(b),(c)      What Are The Shareholder Features Of The       Shareholder and Trustee Liability
                  Fund?; How Frequently Are Dividends And        of the Fund; Additional Information
                  Distributions Made To Investors?; How Is The   Concerning Shares; Miscellaneous
                  Fund Organized?

6(d)              Not Applicable

6(e)              How Can I Get More Information?

6(f)              How Frequently Are Dividends And
                  Distributions Made To Investors?

6(g)              How Are Fund Distributions Taxed?              Taxes

6(h)              What Pricing Options Are Available To
                  Investors?

7(a)              How Are Shares Purchased?  How are Shares      Purchase And Redemption
                  Purchased And Redeemed?                        Information

7(b)              How Is Net Asset Value Calculated?; What Is    Purchase And Redemption
                  The Schedule Of Sales Charges And              Information
                  Exemptions?

7(c)              What Is The Schedule Of Sales Charges And
                  Exemptions?

Item Number
Form N-1A,        Prospectus                                    Statement of Additional
Part B            Caption                                       Information Caption
------            -------                                       -------------------


7(d)              How Are Shares Purchased?; How Are Shares
                  Purchased And Redeemed?
7(e)              Not Applicable
7(f)              Who Manages The Fund?                          Investment Advisory,
                                                                 Administration, Distribution And
                                                                 Servicing Arrangements
7(g)              What Is The Schedule Of Sales Charges And
                  Exemptions?
8(a),(b),(c),     How Are Shares Redeemed?;  How Are             Purchase And Redemption
 (d)              Shares Purchased And Redeemed?                 Information

9                 Not Applicable

Item Number
Form N-1A,        Prospectus                                    Statement of Additional
Part B            Caption                                       Information Caption
------            -------                                       -------------------

10                                                              Cover Page

11                                                              Table of Contents

12                                                              Miscellaneous

13(a),(b),(c)    What Additional Investment Policies And        Investment Policies
                 Risks Apply?

13(d)                                                           Portfolio Transactions

14(a)                                                           Trustees And Officers

14(b)                                                           Trustees And Officers

14(c)                                                           Trustees And Officers

15(a)            How Is The Fund Organized?                     Miscellaneous

15(b)                                                           Miscellaneous

15(c)                                                           Trustees And Officers

16               Who Manages The Fund?                          Investment Advisory,
                                                                Administration, Distribution and
                                                                Servicing Arrangements

17(a)                                                           Portfolio Transactions

17(b)                                                           Not Applicable

17(c)                                                           Portfolio Transactions

17(d)                                                           Not Applicable

17(e)                                                           Portfolio Transactions

18(a)            What Are The Shareholder Features Of The       Additional Information
                 Fund?; How Frequently Are Dividends And        Concerning
                 Distributions Made To Investors?; How Is The   Shares
                 Fund Organized?

18(b)                                                           Not Applicable

19(a)            How Are Shares Purchased?; How Are Shares      Purchase And Redemption
                 Redeemed?; How Are Shares Purchased And        Information
                 Redeemed?;  What Are The Shareholder
                 Features Of The Fund?

19(b)            How Is Net Asset Value Calculated              Valuation Of Portfolio Securities

19(c)                                                           Purchase And Redemption
                                                                Information

20               How Are Fund Distributions Taxed?              Taxes

Item Number
Form N-1A,        Prospectus                                    Statement of Additional
Part B            Caption                                       Information Caption
------            -------                                       -------------------

21(a)            Who Manages The Fund?                          Investment Advisory,
                                                                Administration, Distribution And
                                                                Servicing Arrangements

21(b)                                                           Not Applicable

21(c)                                                           Not Applicable

22(a)                                                           Performance Information

22(b)            How Is Performance Calculated?                 Performance Information

23                                                              Not Applicable



Part C
------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                              October 21, 1998

--------------------------------------------------------------------------------
THE BLACKROCK HIGH YIELD BOND PORTFOLIO INVESTOR SHARES
--------------------------------------------------------------------------------
ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   6
            What Types Of Securities Are In The Portfolio?...............   7
            What Additional Investment Policies And Risks Apply?.........   8
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  20
            Who Manages The Fund?........................................  21
            What Pricing Options Are Available To Investors?.............  25
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  26
            How Are Shares Purchased?....................................  27
            How Are Shares Redeemed?.....................................  28
            What Are The Shareholder Features Of The Fund?...............  30
            What Is The Schedule Of Sales Charges And Exemptions?........  32
            How Is Net Asset Value Calculated?...........................  36
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  36
            How Are Fund Distributions Taxed?............................  37
            How Is The Fund Organized?...................................  38
            How Is Performance Calculated?...............................  39
            How Can I Get More Information?..............................  40


              This Prospectus sets forth concisely information about the BlackRock High Yield Bond Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated October 21, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock
              Funds SM (the "Fund") by calling (800) 441-7762. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

              THE BLACKROCK HIGH YIELD BOND PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COM-MONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO PRIOR TO INVESTING. SEE " WHAT IS THE PORTFO-LIO?", "WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY--HIGH YIELD SECURITIES" AND "APPENDIX A--DESCRIPTIONS OF RATING CATEGO-RIES."

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE HIGH YIELD BOND PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 36 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen investment portfolios that provides investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest in taxable bonds, and six of these portfolios invest in tax-exempt bonds. A detailed description of the High Yield Bond Portfolio begins on page 5. To obtain a prospectus describing the Fund's other fixed income portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Lehman High Yield Index and its Lipper peer group is the High Current Yield Funds category. The Lehman High Yield Index is comprised of issues that meet the following criteria: at least $100 million par amount outstanding for entry and exit; maximum quality rating of Ba1 (including defaulted issues); and at least one year to maturity.

               BlackRock Advisors, Inc. serves as investment adviser to the Portfolio. BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock High Yield Bond
BLACKROCK      Portfolio. We intend this document to be an effective tool as
HIGH YIELD     you explore different directions in fixed income investing.
BOND
PORTFOLIO

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolio may purchase high yield,
BOND           mortgage-related, asset-backed, foreign and illiquid securi-
INVESTING      ties; enter into repurchase and reverse repurchase agreements and engage in leveraging, which is a speculative technique;
               lend portfolio securities to third parties; and enter into futures contracts and options. See "What Additional Investment
               Policies And Risks Apply?"

INVESTING IN
THE
BLACKROCK      For information on how to purchase and redeem shares of the
FUNDS          Portfolio, see "How Are Shares Purchased?" and "How Are Shares
               Redeemed?"

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses and shareholder transaction expenses expected to be incurred by Investor Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figures shown under "Other operating expenses" are estimated for the current fiscal year. An example based on the summary is also shown.

                                                       HIGH YIELD BOND
                                                          PORTFOLIO
                                               INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Charge(/1/)
 (as a percentage of offering price)               5.0%      None       None
Maximum Deferred Sales Charge(/1/)(/2/)
 (as a percentage of offering price)              None        4.5%       1.0%
Sales Charge on Reinvested Dividends              None       None       None
ANNUAL PORTFOLIO OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/3/)             .37%       .37%       .37%
12b-1 distribution and shareholder
 servicing/processing fees (after fee
 waivers)(/3/)(/4/)                                .40       1.15       1.15
Other operating expenses(/3/)                      .40        .40        .40
                                                   ---        ---        ---
Total Portfolio operating expenses (after fee
 waivers)(/3/)                                    1.17%      1.92%      1.92%
                                                  ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other operating expenses" includes the administration fees payable by the Portfolio. Without waivers, advisory fees would be .50% for each class of the Portfolio. BlackRock Advisors, Inc. and PFPC Inc. are under no obliga-tion to waive fees or reimburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolio's total op-erating expenses at the levels set forth in the table. Without waivers, "Total Portfolio operating expenses" would be 1.30% for Investor A Shares and 2.05% for each of Investor B Shares and Investor C Shares. "12b-1 dis-tribution and shareholder servicing/processing fees" includes the share-holder servicing and shareholder processing fees payable by the Portfolio, which are payable at .25% and .15%, respectively, for each class of the Portfolio. As a result of voluntary waivers by BlackRock Distributors, Inc., the Fund's distributor, the Portfolio does not expect to incur 12b-1 distribution fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B and Investor C shares only, no redemption at the end of each time period:

                           ONE YEAR THREE YEARS
High Yield Bond Portfolio
 A Shares*                   $59        $83
 B Shares (Redemption)**      65         98
 B Shares (No Redemption)     20         60
 C Shares (Redemption)**      30         60
 C Shares (No Redemption)     20         60

 *Reflects the imposition of the maximum front-end sales charge at the begin-
  ning of the period.
 **Reflects the deduction of the deferred sales charge.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolio. For information regarding such compensation, see "Who Manages The Fund?--Distribu-tion and Service Plan" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses that an investor in the Portfolio will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

                  The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fifteen BlackRock investment portfolios that provide invest-ors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest solely in taxable bonds and six of these portfolios invest in tax-exempt bonds.

                  In certain investment cycles and over certain holding peri-ods, a fund that invests in any one of these styles may per-form above or below the market. An investment program that combines these multiple disciplines allows investors to se-lect from among these various product options in the way that most closely fits the investor's goals and sentiments.

            Investment Objective The High Yield Bond Portfolio seeks to provide current income by investing primarily in non-
                                 investment grade debt securities.
            Investment Style     The Portfolio generally pursues non-investment
                                 grade debt securities which yield a high level
                                 of current income. Emphasizes debt securities
                                 which the sub-adviser selects based on an
                                 approach which combines sector rotation and
                                 individual security selection.
            Portfolio Emphasis   Portfolio assets are invested primarily in
                                 high yield securities. The dollar-weighted
                                 average maturity of the Portfolio will range
                                 from approximately 10 to 15 years.*

                  --------
                  * The Portfolio's sub-adviser will normally attempt to struc-
                    ture the Portfolio to have comparable duration to its per-formance benchmark. Duration, which measures price sensi-tivity to interest rate changes, is not necessarily equal to average maturity.

                                       6.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIO?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in the Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant amount of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.


  No:The Portfolio may not purchase these securities.

                                         NON                               FOREIGN
                                       AGENCY/                           SECURITIES/
                               AGENCY COMMERCIAL              HIGH YIELD  CURRENCY
           TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
             Elig.     Elig.   Elig.    Elig.     Yes   Yes      Yes        Elig.        No

      /1/MBS = mortgage-backed securities
      /2/ABS = asset-backed securities

                                       7.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT CONCENTRATION AND QUALITY. The Portfolio will normally invest at least 80% of the value of its total assets in debt securities. In addition, un-der normal market conditions the Portfolio will invest at least 65% of its to-tal assets in high yield securities. High yield securities acquired by the Portfolio will generally be in the lower rating categories of recognized rat-ings agencies (rated BB or lower by Standard & Poor's Ratings Group ("S&P"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. If a security's rating is reduced below the minimum rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

HIGH YIELD SECURITIES. The Portfolio will invest primarily in the full spectrum of "high yield" or non-investment grade debt securities, commonly known to in-vestors as "junk bonds." High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the like-lihood of repayment) necessitates offering a higher coupon and yield on its is-sues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and oppor-tunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect de-velopments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securi-ties.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The compa-nies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional fi-nancing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield se-curities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, invest-ors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience fi-nancial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or

                                       8.

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economic conditions independent of any specific adverse changes in the condi-
tion of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiq-uid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Portfo-lio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and invest-ment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of out-standing high yield securities, especially in a thinly traded market. For exam-ple, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds ad-versely affected the market in recent years.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgement plays a more important role in determin-ing such valuations. Increased illiquidity in the junk bond market, in combina-tion with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a de-sirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

The Portfolio may invest in securities rated in the category C and above or de-termined by the sub-adviser to be of comparable quality. Securities rated C are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analy-sis than in the case of mutual funds investing in higher-rated securities. For a description of S&P's and Moody's ratings, see Appendix A.

In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and per-formance of the securities, the protections afforded the securities and the di-versity of the Portfolio. The sub-adviser monitors the issuers of non-invest-ment grade securities held by the Portfolio on an ongoing basis for their abil-ity to make required principal and interest payments, as well as in an effort to manage the liquidity of the Portfolio so that it can meet redemption re-quests. If a security's rating is reduced below the minimum credit rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

In the event that the Portfolio experiences an unexpected level of net redemp-tions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


                                       9.

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The expense ratio of the Portfolio can be expected to be higher than those of mutual funds investing primarily in investment grade securities. The costs at-tributable to investing in the high yield markets are usually higher for sev-eral reasons, such as higher investment research costs and higher commission costs.

Mezzanine Investments. The Portfolio may invest in certain high yield securi-ties known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be is-sued with or without registration rights. Similar to other high yield securi-ties, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mez-zanine investments are usually unsecured and subordinate to other obligations of the issuer.

In connection with its purchase of mezzanine investments, the Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a spec-ified number of shares of the corporation at a specified price during a speci-fied period of time. Subscription rights normally have a short life span to ex-piration. The purchase of rights or warrants involves the risk that the Portfo-lio could lose the purchase value of a right or warrant if the right to sub-scribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Collateralized Bond Obligations. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversi-fied pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing differ-ent degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolio may invest in resi-dential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolio's investments in commercial mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans se-cured by commercial property, such as industrial and warehouse properties, of-fice buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepay-ment penalties on loans and, in some cases, there may be prohibitions on prin-cipal prepayments for several years following origination.

CMBS generally are structured to protect the senior class investors against po-tential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the under-lying commercial mortgage loans. In general, Subordinated CMBS are entitled to re-

                                      10.

--------------------------------------------------------------------------------
ceive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinate securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses be-fore any higher loss position Subordinated CMBS.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Portfolio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepayments into account.

The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obli-gations that have been prepaid. Because of these and other reasons, a mortgage-related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases mortgage-re-lated or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

FOREIGN AND EMERGING MARKETS INVESTMENTS. The Portfolio may invest in foreign and emerging markets securities and currencies on either a currency hedged or unhedged basis and may hold from time to time various foreign and emerging mar-kets currencies pending investment or conversion into U.S. dollars. Some of these investments may have the characteristics of futures contracts. In addi-tion, the Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including op-tions that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate Transactions" and "Options and Futures Contracts." Investing in securities of foreign and emerging markets issuers involves considerations not typically associated with investing in se-curities of companies organized and operated in the United States. Because for-eign securities are often denominated and pay dividends or interest in foreign currencies, the value of the Portfolio's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates. Typically, the Portfolio will not hold any emerging markets investments, and in any case such investments will not comprise more than 10% of the value of the Portfolio's to-tal assets.

                                      11.

-------------------------------------------------------------------------------

The Portfolio's investments in foreign and emerging markets securities may also be adversely affected by changes in foreign political or social condi-tions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in apprecia-tion or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform ac-counting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock ex-changes has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable in-vestments in securities of U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid develop-ment, and these countries may lack the social, political and economic stabil-ity characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in cer-tain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to as-sess the value or prospects of an investment in such issuers.

Foreign and emerging markets investments may include: (a) debt obligations is-sued or guaranteed by foreign sovereign governments or their agencies, author-ities, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (c) debt obligations of foreign banks and bank holding companies; and (d) foreign corporate debt securities and commercial paper.

BRADY BONDS. The Portfolio's emerging market debt securities may include emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations (primarily emerging market countries) to restructure their outstanding exter-nal indebtedness (generally, commercial bank debt). Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. A significant amount of the Brady Bonds that the Portfolio may purchase have no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolio may invest are likely to be acquired at a discount.

THE EURO. On January 1, 1999, the European Monetary Union (EMU) plans to im-plement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Nether-lands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this
plan will mean that financial transactions and market information, includ     -

                                      12.

--------------------------------------------------------------------------------

ing share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Eu-ros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

Although it is not possible to predict the impact of the Euro implementation plan on the Portfolio, the transition to the Euro may change the economic envi-ronment and behavior of investors, particularly in European markets. For exam-ple, investors may begin to view those countries participating in the EMU as a single entity, and the Portfolio's sub-adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating coun-tries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

BANK LOANS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Port-folio may invest in such Loans in the form of participations in Loans ("Partic-ipations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typi-cally will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio's sub-adviser to be creditworthy. When the Portfolio purchases As-signments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deteriora-tion in the creditworthiness of the borrower. The Fund's Board of Trustees has adopted procedures for the Portfolio to determine whether Assignments and Par-ticipations purchased by the Portfolio are liquid or illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Pursuant to those procedures, these securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Partici-pations that the Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase.

PREFERRED STOCK. The Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is

                                      13.

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junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of direc-tors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other se-curity that may be converted into or exchanged for a prescribed amount of com-mon stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible secu-rity entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the con-vertible security's investment value. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the con-vertible security's governing instrument. The Portfolio will treat investments in convertible debt securities as debt securities for purposes of its invest-ment policies.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with its in-vestment objective, the Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt se-curities because of the manner in which their principal and interest are re-turned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully re-coup its initial investment. The market value of SMBS can be extremely vola-tile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-related obligations because their cash flow patterns are also volatile and there is a greater risk that the initial in-vestment will not be fully recouped.

The Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution requirements. See "How Are Fund Distributions Taxed?"

                                      14.

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PAY-IN-KIND BONDS. Pay-in-kind, or PIK, bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the re-ceipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circum-stances in order to generate cash to satisfy these distribution requirements. See "How Are Fund Distributions Taxed?"

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with its investment objective, the Portfolio may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Cana-dian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issu-er. Bank obligations may include certificates of deposit, notes, bankers' ac-ceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particu-lar investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio an-ticipates purchasing at a later date. The Portfolio intends to use these trans-actions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e., sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative. For the pay-ment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices or the yield differential between two securities. The Portfolio will not pur-chase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of

                                      15.

-------------------------------------------------------------------------------
the value of its net assets (measured at the time an option is written). Op-tions trading is a highly specialized activity that entails greater than ordi-nary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clear-ing Corporation, which performs the obligations of its members if they de-fault.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make deliv-ery of certain securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctu-ation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the com-position of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional In-formation.

To maintain greater flexibility, the Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. The Portfolio may seek additional income by lending secu-rities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Govern-

                                      16.

--------------------------------------------------------------------------------
ment securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its to-tal assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the Portfo-lio. The absence of an active secondary market with respect to particular vari-able and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made from banks and other financial institutions and through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse re-purchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may borrow from banks and use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements and bank borrowings may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements and bank borrowings involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, and in the case of reverse repurchase agree-ments, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, the Portfolio may borrow up to an addi-tional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

                                      17.

-------------------------------------------------------------------------------

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. GICs, certain Participa-tions and Assignments, certain securities acquired in private placements, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for pay-ment within seven days after notice, without taking a reduced price, are sub-ject to this 15% limit. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase se-curities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Portfolio to lock in a price or yield on a security that it owns or in-tends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, how-ever, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agree-ment by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same in-terest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securi-ties sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities hav-ing a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a secu-rity it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to acquire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital apprecia-tion in the security.

                                      18.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the Portfo-lio and may result in the realization of short-term capital gains that are tax-able to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and de-preciation than securities with shorter maturities. The Portfolio is not re-stricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary within the limits stated herein based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolio's sub-adviser will nor-mally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

                                      19.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Two of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation; and

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      20.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF       The business and affairs of the Fund are managed under the di-
TRUSTEES       rection of its Board of Trustees. The following persons cur-
               rently serve on the Board:

               William O. Albertini--Executive Vice President and Chief Finan-cial Officer of Bell Atlantic Global Wireless.

               Raymond J. Clark--Treasurer of Princeton University.

               Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

               Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

               David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER    The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
               BlackRock Advisors, Inc. was organized in 1994 to perform advi-sory services for investment companies, and has its principal offices at 345 Park Avenue, New York, New York 10154. BlackRock
               Advisors, Inc. is an indirect majority-owned subsidiary of PNC
               Bank Corp., a multi-bank holding company.

               The sub-adviser to the Portfolio is BlackRock Financial Management, Inc. ("BlackRock"), an affiliate of BlackRock Advisors, Inc., with its primary offices at 345 Park Avenue, New York, New York 10154. BlackRock is a registered investment adviser, organized in 1988. The following individuals are members of the High Yield Team and serve as co-managers of the
               Portfolio:

               Dennis Schaney--Co-leader of the High Yield Team and a Managing Director of BlackRock since February, 1998. Prior to joining BlackRock, Mr. Schaney was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years.

               Keith Anderson--Co-leader of the High Yield Team and a Managing Director of BlackRock since 1988.

               As adviser, BlackRock Advisors, Inc. is responsible for the overall investment management of the Portfolio. As sub-adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. BlackRock also provides research and credit analysis.

               THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

               . BlackRock Financial Management, Inc.: Domestic and non-dollar fixed income, growth and value equity.

               . BlackRock International, Ltd.: International equity.

               . BlackRock Institutional Management Corporation: Money market.

               For their investment advisory and sub-advisory services, Black-Rock Advisors, Inc. and the Portfolio's sub-adviser are enti-tled to fees, computed daily and payable month-

                                      21.

--------------------------------------------------------------------------------

                  ly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolio?", BlackRock Advisors, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advi-sory fees are paid by BlackRock Advisors, Inc. and do not represent an extra charge to the Portfolio.

                       MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

            AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY
             ASSETS                  ADVISORY FEE     FEE
            -----------------        ------------ ------------
            first $1 billion             .500%        .350%
            $1 billion--$2 billion       .450         .300
            $2 billion--$3 billion       .425         .275
            greater than $3 billion      .400         .250

                  The Portfolio's sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's distributor, subject to the requirements of best execution.

                  Like other mutual funds and financial and business organiza-tions worldwide, the Portfolio could be adversely affected if computer systems on which the Fund relies are unable to dis-tinguish between the year 1900 and the year 2000 (typically, this is called the "Year 2000 Problem"). The Year 2000 Prob-lem could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material adverse effect on the Portfolio's business, opera-tions and/or investments. BlackRock Advisors, Inc. has com-menced review of the Year 2000 Problem as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and is taking steps reasonably de-signed to address any Year 2000 Problems. In light of these remedial steps, BlackRock Advisors, Inc. expects that its systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Problem before the beginning the year 2000. There can be no assurance, however, that the systems of BlackRock Advisors, Inc. or the Fund's other service providers will be successfully adapted to deal with the Year 2000 Problem, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Portfo-lio or on global markets or economies generally.

ADMINISTRATORS
                  BlackRock Advisors, Inc. and PFPC Inc. ("PFPC") (the "Administrators") serve as the Fund's co-administrators. BlackRock Advisors, Inc. is an indirect majority-owned subsidiary, and PFPC is an indirect wholly-owned subsidiary, of PNC Bank Corp.

                  The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relat-ing to the maintenance of financial records and fund account-ing. As compensation for these services, BlackRock Advisors, Inc. and PFPC are entitled to receive a combined administra-tion fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and (ii) .145% of the first $500 million of the average daily net assets allocated to each class of Investor Shares of the Portfolio, .135% of the next $500 million of such average daily net assets and .125% of the average daily net as-

                                      22.

--------------------------------------------------------------------------------
               sets allocated to each class of Investor Shares of the Portfo-lio in excess of $1 billion. From time to time the Administra-tors may waive some or all of their administration fees from the Portfolio.

               For information about the operating expenses the Portfolio ex-pects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER       PNC Bank, whose principal offices are located at 1600 Market
AGENT,         Street, Philadelphia, Pennsylvania 19103, serves as the Portfo-
DIVIDEND       lio's custodian and PFPC, whose principal offices are located
DISBURSING     at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as
AGENT AND      its transfer agent and dividend disbursing agent.
CUSTODIAN

DISTRIBUTION
AND SERVICE    Under the Fund's Amended and Restated Distribution and Service
PLAN           Plan (the "Plan"), Investor Shares of the Portfolio bear the expense of payments ("distribution fees") made to BlackRock
               Distributors, Inc. ("BDI" or the "Distributor"), as the Fund's distributor, or affiliates of PNC Bank, for distribution and sales support services. BDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A majority of the out-standing stock of PDI is owned by its officers. The distribu-tion fees may be used to compensate the Distributor for distri-bution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, financial institutions and industry professionals
               ("Service Organizations") for sales support services and re-lated expenses. Distribution fees payable under the Plan will not exceed .10% (annualized) of the average daily net asset value of the Portfolio's outstanding Investor A Shares and .75%
               (annualized) of the average daily net asset value of the Port-folio's outstanding Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also per-mits the Distributor, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. For further infor-mation, see "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional In-formation.

               Under the Plan, the Fund intends to enter into service arrange-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pur-suant to which Service Organizations will render certain sup-port services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servic-ing fee of up to .25% (annualized) of the average daily net as-set value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting cus-tomers in designating and changing dividend options, account designations and addresses; and providing other similar share-holder liaison services. In consideration for a separate share-holder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their custom-ers, Service Organizations may provide one or more of these ad-ditional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's

                                      23.

--------------------------------------------------------------------------------
                  transfer agent or the Distributor; processing dividend pay-ments from the Fund on behalf of customers; providing sub-ac-counting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

                  Service Organizations may charge their clients additional fees for account services. Customers who are beneficial own-ers of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organizations.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of un-derwriting securities. It is intended that the services pro-vided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securi-ties laws, banks and financial institutions that receive pay-ments from the Fund may be required to register as dealers.

EXPENSES
                  Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to BlackRock Advi-sors, Inc. and PFPC, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing pro-spectuses and statements of additional information to exist-ing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock Advi-sors, Inc. or the Fund's service providers under their agree-ments with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                      24.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The High Yield Bond Portfolio of BlackRock Funds offers differ-ent pricing options to investors in the form of different share classes. These options are described below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase
                No charges or fees at any time for redeeming shares
                Lower ongoing expenses
                Free exchanges with other A Shares in the BlackRock Funds fam-ily

               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%

                Higher ongoing expenses than A Shares
                Free exchanges with other B Shares in the BlackRock Funds fam-ily
                Automatically convert to A Shares seven years from purchase

               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase

                Higher ongoing expenses than A Shares
                Free exchanges with other C Shares in the BlackRock Funds fam-
                 ily

               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

THE PRICING OPTIONS FOR THE PORTFOLIO ARE DESCRIBED IN THE TABLE BELOW:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Distribution Fee     0.10%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when    (If redeemed within
                                     shares are redeemed) 12 months of purchase)

* As a result of voluntary waivers by BDI, the Portfolio does not expect to in-cur 12b-1 distribution fees in excess of .005% with respect to Investor A Shares (otherwise payable at a maximum rate of .10%) during the current fis-cal year.

Investors wishing to purchase shares of the Portfolio may do so either by mail-ing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      25.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on the Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge approximately six and a half years after purchase. There-after, Investor B Shares and Investor C Shares would bear higher aggregate ex-penses. Investor B and Investor C shareholders, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would par-tially or wholly offset the higher annual expenses borne by Investor B Shares and Investor C Shares.

Because the Portfolio's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of seven years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--seven years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the applicable initial sales charges applicable to the Investor A Shares.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of the Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in the Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      26.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of the Portfolio. All share pur-chase orders that fail to specify a class will automatically be invested in In-vestor A Shares.

PURCHASES THROUGH BROKERS. Shares of the Portfolio may be purchased through brokers which have entered into dealer agreements with the Distributor. Pur-chase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (the "NYSE") (cur-rently 4:00 p.m. Eastern time) on a Business Day (as defined below) will be ef-fected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolio's custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following receipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to BlackRock Funds. The Fund does not accept third party checks for initial or subsequent investments. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio must also ap-pear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must in-clude the name of the Portfolio, specify the class of Investor Shares, and in-clude the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of the Portfolio are sold on a continuous basis by BDI as the Distributor. BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which the New York Stock Exchange is open for business (a "Business Day"). Payment for orders which are not received or ac-cepted will be returned after prompt inquiry. The issuance of shares is re-corded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Portfolio may, in the discretion of the Fund's in-vestment adviser, be made in the form of securities that are permissible in-vestments for the Portfolio. The Fund reserves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment require-ment and to suspend and resume the sale of any share class of the Portfolio at any time.

In the event that a shareholder acquiring Investor A Shares meets the eligibil-ity standards at a future date for purchasing Institutional Shares (other than due to fluctuations in market value), then the shareholder's Investor A Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

                                      27.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the con-tingent deferred sales charge, if applicable, there is no charge for a redemp-tion. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a re-deeming shareholder owns both Investor A Shares and Investor B or Investor C Shares, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares, the redemption order will be processed to minimize the amount of the contingent deferred sales charge that will be charged unless the shareholder indicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding Investor A Share certificates must send their certificates with the redemption request. Additional documen-tary evidence of authority is required by PFPC in the event redemption is re-quested by a corporation, partnership, trust, fiduciary, executor or adminis-trator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem Investor A Shares in certificated form. During periods of sub-stantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such proce-dures.

                                      28.

--------------------------------------------------------------------------------

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in the Portfolio at any time the net asset value of the account falls below the required minimum initial investment as the result of a redemp-tion or an exchange request. A shareholder will be notified in writing that the value of the shareholder's account is less than the required amount and will be allowed 30 days to make additional investments before the redemption is proc-essed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Unless another payment option is used as described above, payment for redeemed shares is nor-mally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, howev-er, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption proceeds, which may be a period of up to 15 days after the purchase date, pending a determina-tion that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      29.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

BlackRock Funds offers shareholders many special features which enable an in-vestor to have greater investment flexibility as well as greater access to in-formation about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares may be ex-changed for shares of the same class of other portfolios of the Fund which of-fer that class of shares, based on their respective net asset values. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Share-holders holding share certificates are not eligible to exchange Investor A Shares by phone because share certificates must accompany all exchange re-quests. To add this feature to an existing account that previously did not pro-vide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to re-quest the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange requests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time

                                      30.

--------------------------------------------------------------------------------
to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be lia-ble for any loss, liability, cost or expense for acting upon telephone instruc-tions reasonably believed to be genuine in accordance with such procedures. Ex-change orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of the Portfolio may arrange for periodic investments through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in the Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Purchases of additional Investor A Shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net as-set value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      31.

-------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
-------------------------------------------------------------------------------

INVESTOR A       Investor A Shares are subject to a front-end sales charge
SHARES           determined in accordance with the following schedule:

                                                             REALLOWANCE OR
                          SALES CHARGE AS SALES CHARGE AS    PLACEMENT FEES
  AMOUNT OF TRANSACTION        % OF             % OF       TO DEALERS (AS % OF
    AT OFFERING PRICE     OFFERING PRICE* NET ASSET VALUE*  OFFERING PRICE)**
  Less than $25,000            5.00%            5.26%             4.50%
  $25,000 but less than
   $50,000                     4.75             4.99              4.25
  $50,000 but less than
   $100,000                    4.50             4.71              4.00
  $100,000 but less than
   $250,000                    4.00             4.17              3.50
  $250,000 but less than
   $500,000                    3.00             3.09              2.50
  $500,000 but less than
   $1,000,000                  2.00             2.04              1.50
  $1-2 million                 0.00             0.00              1.00
  $2-3 million                 0.00             0.00              0.95
  $3-5 million                 0.00             0.00              0.87
  $5-10 million                0.00             0.00              0.69
  $10-15 million               0.00             0.00              0.62
  $15-20 million               0.00             0.00              0.53
  $20-40 million               0.00             0.00              0.39

* There is no initial sales charge on purchase of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to deal-ers. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, BlackRock Advisors, Inc. and/or their affiliates may also pay additional compensation, out of their as-sets and not as an additional charge to the Portfolio, to dealers in connec-tion with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contrib-ute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, enter-tainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Ser-vicing Arrangements" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Portfolio's investment adviser, sub-adviser or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retir-ees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor;
(d) spouses or children of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through
(c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan; (b) persons investing through an authorized investment plan for organi-zations which operate under Section 501(c)(3) of the Internal Revenue Code;
(c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Port-

                                      32.

--------------------------------------------------------------------------------
folio, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares that would otherwise be subject to front- end sales charges equals at least $250,000; and (d) persons participating in a "wrap ac-count" or similar program under which they pay advisory fees to a broker-dealer or other financial institution. INVESTORS WHO QUALIFY FOR ANY OF THESE EXEMP-TIONS FROM THE SALES CHARGE MUST PURCHASE INVESTOR A SHARES.

QUALIFIED PLANS. In general, the sales charge (as a percentage of offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares ag-gregating less than $500,000 will be 2.50%. The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolio for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in the Portfolio that are subject to a front-end sales charge or the total amount of an investor's initial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. IN ORDER TO RECEIVE THE CUMULATIVE QUANTITY REDUCTION, PREVIOUS PURCHASES OF INVESTOR A SHARES MUST BE CALLED TO THE ATTENTION OF PFPC BY THE INVESTOR AT THE TIME OF THE CURRENT PURCHASE.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of the Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time the purchase is made in order to eliminate a sales charge. An investor should consult a tax adviser concerning the tax consequences of use of the reinvest-ment privilege.

LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total

                                      33.

-------------------------------------------------------------------------------
intended investment. THE INVESTOR MUST INSTRUCT PFPC UPON MAKING SUBSEQUENT PURCHASES THAT SUCH PURCHASES ARE SUBJECT TO A LETTER OF INTENT. All dividends and capital gains of the Portfolio that are invested in additional Investor A Shares of the Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of the Investor B Shares sold by them plus ongoing fees under the Plan and described under "Who Manages The Fund?" Dealers may not re-ceive a commission in connection with sales of Investor B Shares to certain retirement plans sponsored by the Fund, BlackRock Advisors, Inc. or its affil-iates, but may receive fees under the Plan. These commissions and payments may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, Black-Rock Advisors, Inc. and/or their affiliates may provide to dealers in connec-tion with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the pur-chase date and the date the Investor B Shares are redeemed as set forth in the following chart:

                                               CONTINGENT DEFERRED
                                               SALES CHARGE (AS A
              NUMBER OF YEARS              PERCENTAGE OF DOLLAR AMOUNT
          ELAPSED SINCE PURCHASE             SUBJECT TO THE CHARGE)
      Less than one                                   4.50%
      More than one, but less than two                4.00
      More than two, but less than three              3.50
      More than three, but less than four             3.00
      More than four, but less than five              2.00
      More than five, but less than six               1.00
      More than six, but less than seven              0.00

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan as described above under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, BlackRock Advisors, Inc. or its affiliates, but may receive fees under the Plan. These commissions and payments may be different than the

                                      34.

--------------------------------------------------------------------------------
reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, BlackRock Advisors, Inc. and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in con-nection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemptions made with respect to cer-tain retirement plans sponsored by the Fund, BlackRock, Inc. or its affiliates;
(4) redemptions in connection with a shareholder's death or disability (as de-fined in the Internal Revenue Code) subsequent to the purchase of Investor B or Investor C Shares; (5) involuntary redemptions of Investor B or Investor C Shares in accounts with low balances as described in "How Are Shares Re-deemed?"; and (6) redemptions made pursuant to the Systematic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Fea-tures Of The Fund?--Systematic Withdrawal Plan." In addition, no contingent de-ferred sales charge is charged on Investor B or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolio purchased through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

When an investor redeems Investor B or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B and Investor C Shares are redeemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distributions) and after that from the shares that have been held the longest.

                                      35.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for each class of Investor Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all secu-rities and other assets owned by the Portfolio that are allocated to a particu-lar class of shares, less the liabilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of the same class of shares of the Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for the Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.

                                      36.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent tax-able, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other portfolio of the Fund within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of deter-mining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

The Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the se-curity over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, in-come may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. Except as discussed below, dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. For additional information concerning the tax treatment of divi-dends and distributions by the states listed below, including certain restric-tions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

                                      37.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment company. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited number of shares in thirty-nine investment portfolios. The Portfolio offers six separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares, Investor C Shares and BlackRock Shares. This prospectus relates only to Investor A Shares, Investor B Shares and
Investor C Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the BlackRock Shares of the Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and the Institutional Shares of the Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, the Institutional Shares and the Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. The Fund offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional, Service or Black-Rock Shares, including an automatic investment plan and an automatic withdrawal plan. For further information regarding the Fund's Institutional, Service or BlackRock Share classes, contact PFPC at (800) 441-7764.

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On October 12, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      38.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, the Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load.

The yield of a class of shares is computed by dividing the Portfolio's net in-come per share allocated to that class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of a class of the Portfolio's Investor Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of a class of the Portfo-lio's Investor Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman High Yield Index. Per-formance information may also include evaluations of the Portfolio and its share classes published by nationally recognized ranking services, and informa-tion as reported in financial publications such as Business Week, Fortune, In-stitutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of the Portfolio, the Portfolio may pro-vide other information demonstrating hypothetical investment returns. This in-formation may include, but is not limited to, illustrating the compounding ef-fects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Investor Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Investor Shares will not be included in the Portfolio performance calculations.

                                      39.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                  9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-       Monday through Friday     toll-free 888-825-2257
 DEALER SUPPORT:
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                         toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   Mutual funds@blackrock.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           BlackRock Funds           BlackRock Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      40.

--------------------------------------------------------------------------------
                                   APPENDIX A

DESCRIPTIONS OF RATING CATEGORIES

The following are descriptions of ratings assigned by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") to certain debt securities in which the High Yield Bond Portfolio may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating cat-egories and those of other rating agencies.

STANDARD & POOR'S:

"AAA"--This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA"--Debt is considered to have a very strong capacity to pay interest and re-pay principal and differs from AAA issues only in small degree.

"A"--Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse ef-fects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB"--Debt is regarded as having an adequate capacity to pay interest and re-pay principal. Whereas such issues normally exhibit adequate protection parame-ters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC" and "C"--Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in ac-cordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB"--Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate ca-pacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

"B"--Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay inter-est and repay principal. The "B" rating category is also used for debt subordi-nated to senior debt that is assigned an actual or implied "BB" or "BB-" rat-ing.

"CCC"--Debt has a currently identifiable vulnerability to default, and is de-pendent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capac-ity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

"CC"--This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

"C"--This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt serv-ice payments are continued.

"CI"--This rating is reserved for income bonds on which no interest is being paid.

                                      A-1.

--------------------------------------------------------------------------------

"D"--Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bank-ruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-)--The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r"--This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high vari-ability in expected returns due to non-credit risks. Examples of such obliga-tions are: securities whose principal or interest return is indexed to equi-ties, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

MOODY'S:

"Aaa"--Bonds are judged to be of the best quality. They carry the smallest de-gree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fun-damentally strong position of such issues.

"Aa"--Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"--Bonds possess many favorable investment attributes and are to be consid-ered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"--Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative character-istics as well.

"Ba," "B," "Caa," "Ca," and "C"--Bonds that possess one of these ratings pro-vide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desir-able investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of pro-jects unseasoned in operation experience, (c) rentals which begin when facili-ties are completed, or (d) payments to which some other limiting condition at-taches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)--When applied to forward delivery bonds, indicates that the rating is pro-visional pending delivery of the bonds. The rating may be revised prior to de-livery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                      A-2.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $21 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by specialists in equity, fixed income, international, and tax-free investing who adhere to a pure investment style(R).

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        GNMA
    Intermediate Bond                   Managed Income
    Core Bond                           International Bond
                                        High Yield Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Delaware Tax-Free Income            Ohio Tax-Free Income
    Kentucky Tax-Free Income            Pennsylvania Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          October 21, 1998
--------------------------------------------------------------------------------
THE BLACKROCK HIGH YIELD BOND PORTFOLIO SERVICE SHARES
--------------------------------------------------------------------------------
ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Types Of Securities Are In The Portfolio?...............   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased and Redeemed?.......................  24
            What Special Purchase And Redemption Procedures May Apply?...  26
            How Is Net Asset Value Calculated?...........................  28
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  28
            How Are Fund Distributions Taxed?............................  29
            How Is The Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32


              This Prospectus sets forth concisely information about the BlackRock High Yield Bond Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated October 21, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock
              Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

              THE BLACKROCK HIGH YIELD BOND PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COM-MONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO PRIOR TO INVESTING. SEE " WHAT IS THE PORTFO-LIO?", "WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY--HIGH YIELD SECURITIES" AND "APPENDIX A--DESCRIPTIONS OF RATING CATEGO-RIES."

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE HIGH YIELD BOND PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND family consists of 36 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen investment portfolios that provides investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest in taxable bonds, and six of these portfolios invest in tax-exempt bonds. A detailed description of the High Yield Bond Portfolio begins on page 5. To obtain a prospectus describing the Fund's other fixed income portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Lehman High Yield Index and its Lipper peer group is the High Current Yield Funds category. The Lehman High Yield Index is comprised of issues that meet the following criteria: at least $100 million par amount outstanding for entry and exit; maximum quality rating of Ba1 (including defaulted issues); and at least one year to maturity.

               BlackRock Advisors, Inc. serves as investment adviser to the Portfolio. BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock High Yield Bond
BLACKROCK      Portfolio. We intend this document to be an effective tool as
HIGH YIELD     you explore different directions in fixed income investing.
BOND
PORTFOLIO


CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolio may purchase high yield,
BOND           mortgage-related, asset-backed, foreign and illiquid securi-
INVESTING      ties; enter into repurchase and reverse repurchase agreements and engage in leveraging, which is a speculative technique;
               lend portfolio securities to third parties; and enter into futures contracts and options. See "What Additional Investment
               Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolio, see "How Are Shares Purchased And Redeemed?" and
BLACKROCK      "What Special Purchase And Redemption Procedures May Apply?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolio after fee waivers for the current fiscal year as a percentage of average daily net assets. The figure shown under "Other ex-penses" is estimated for the current fiscal year. An example based on the sum-mary is also shown.

                                                               HIGH
                                                               YIELD
                                                               BOND
                                                             PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                            .37%
12b-1 (shareholder servicing/processing) fees                     .30
Other operating expenses                                          .33
                                                                 -----
 Administration fees                                         .23
 Other expenses                                              .10
                                                             ---
Total Portfolio operating expenses (after fee waivers)(/1/)      1.00%
                                                                 =====

(1) Without waivers, advisory fees would be .50% for the Portfolio. BlackRock Advisors, Inc. and PFPC Inc. are under no obligation to waive fees or reim-burse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolio's total operating expenses at the lev-els set forth in the table. Without waivers, Total Portfolio operating ex-penses would be 1.13%.

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                           ONE YEAR THREE YEARS
High Yield Bond Portfolio    $10        $32

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolio. For information regarding such compensation, see "Who Manages The Fund?--Share-holder Servicing" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Infor-mation.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses that an investor in the Portfolio will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest solely in taxable bonds and six of these portfolios invest in tax-exempt bonds.

               In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

            Investment Objective The High Yield Bond Portfolio seeks to provide current income by investing primarily in non-
                                 investment grade debt securities.
            Investment Style     The Portfolio generally pursues non-investment
                                 grade debt securities which yield a high level
                                 of current income. Emphasizes debt securities
                                 which the sub-adviser selects based on an
                                 approach which combines sector rotation and
                                 individual security selection.
            Portfolio Emphasis   Portfolio assets are invested primarily in
                                 high yield securities. The dollar-weighted
                                 average maturity of the Portfolio will range
                                 from approximately 10 to 15 years.*

               ------
               * The Portfolio's sub-adviser will normally attempt to struc-
                 ture the Portfolio to have comparable duration to its perfor-mance benchmark. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

                                       5.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIO?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in the Portfolio, according to the following designations:

  Yes:The Portfolio will hold a significant amount of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  No:The Portfolio may not purchase these securities.

                                         NON                               FOREIGN
                                       AGENCY/                           SECURITIES/
                               AGENCY COMMERCIAL              HIGH YIELD  CURRENCY
           TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
             Elig.     Elig.   Elig.    Elig.     Yes   Yes      Yes        Elig.        No

      /1/MBS = mortgage-backed securities
      /2/ABS = asset-backed securities

                                       6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT CONCENTRATION AND QUALITY. The Portfolio will normally invest at least 80% of the value of its total assets in debt securities. In addition, un-der normal market conditions the Portfolio will invest at least 65% of its to-tal assets in high yield securities. High yield securities acquired by the Portfolio will generally be in the lower rating categories of recognized rat-ings agencies (rated BB or lower by Standard & Poor's Ratings Group ("S&P"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. If a security's rating is reduced below the minimum rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

HIGH YIELD SECURITIES. The Portfolio will invest primarily in the full spectrum of "high yield" or non-investment grade debt securities, commonly known to in-vestors as "junk bonds." High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the like-lihood of repayment) necessitates offering a higher coupon and yield on its is-sues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and oppor-tunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect de-velopments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securi-ties.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The compa-nies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional fi-nancing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield se-curities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, invest-ors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience fi-nancial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or

                                       7.

--------------------------------------------------------------------------------
economic conditions independent of any specific adverse changes in the condi-tion of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiq-uid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Portfo-lio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and invest-ment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of out-standing high yield securities, especially in a thinly traded market. For exam-ple, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds ad-versely affected the market in recent years.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgement plays a more important role in determin-ing such valuations. Increased illiquidity in the junk bond market, in combina-tion with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a de-sirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

The Portfolio may invest in securities rated in the category C and above or de-termined by the sub-adviser to be of comparable quality. Securities rated C are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analy-sis than in the case of mutual funds investing in higher-rated securities. For a description of S&P's and Moody's ratings, see Appendix A.

In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and per-formance of the securities, the protections afforded the securities and the di-versity of the Portfolio. The sub-adviser monitors the issuers of non-invest-ment grade securities held by the Portfolio on an ongoing basis for their abil-ity to make required principal and interest payments, as well as in an effort to manage the liquidity of the Portfolio so that it can meet redemption re-quests. If a security's rating is reduced below the minimum credit rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

In the event that the Portfolio experiences an unexpected level of net redemp-tions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


                                       8.

--------------------------------------------------------------------------------
The expense ratio of the Portfolio can be expected to be higher than those of mutual funds investing primarily in investment grade securities. The costs at-tributable to investing in the high yield markets are usually higher for sev-eral reasons, such as higher investment research costs and higher commission costs.

Mezzanine Investments. The Portfolio may invest in certain high yield securi-ties known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be is-sued with or without registration rights. Similar to other high yield securi-ties, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mez-zanine investments are usually unsecured and subordinate to other obligations of the issuer.

In connection with its purchase of mezzanine investments, the Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a spec-ified number of shares of the corporation at a specified price during a speci-fied period of time. Subscription rights normally have a short life span to ex-piration. The purchase of rights or warrants involves the risk that the Portfo-lio could lose the purchase value of a right or warrant if the right to sub-scribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Collateralized Bond Obligations. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversi-fied pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing differ-ent degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolio may invest in resi-dential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolio's investments in commercial mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans se-cured by commercial property, such as industrial and warehouse properties, of-fice buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepay-ment penalties on loans and, in some cases, there may be prohibitions on prin-cipal prepayments for several years following origination.

CMBS generally are structured to protect the senior class investors against po-tential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the under-lying commercial mortgage loans. In general, Subordinated CMBS are entitled to re-

                                       9.

--------------------------------------------------------------------------------
ceive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinate securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses be-fore any higher loss position Subordinated CMBS.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Portfolio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepayments into account.

The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obli-gations that have been prepaid. Because of these and other reasons, a mortgage-related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases mortgage-re-lated or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

FOREIGN AND EMERGING MARKETS INVESTMENTS. The Portfolio may invest in foreign and emerging markets securities and currencies on either a currency hedged or unhedged basis and may hold from time to time various foreign and emerging mar-kets currencies pending investment or conversion into U.S. dollars. Some of these investments may have the characteristics of futures contracts. In addi-tion, the Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including op-tions that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate Transactions" and "Options and Futures Contracts." Investing in securities of foreign and emerging markets issuers involves considerations not typically associated with investing in se-curities of companies organized and operated in the United States. Because for-eign securities are often denominated and pay dividends or interest in foreign currencies, the value of the Portfolio's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates. Typically, the Portfolio will not hold any emerging markets investments, and in any case such investments will not comprise more than 10% of the value of the Portfolio's to-tal assets.

                                      10.

--------------------------------------------------------------------------------

The Portfolio's investments in foreign and emerging markets securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and fi-nancial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has in-creased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. In addition, there is generally less government su-pervision and regulation of securities exchanges, brokers and issuers in for-eign countries than in the United States.

Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid develop-ment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nation-alized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

Foreign and emerging markets investments may include: (a) debt obligations is-sued or guaranteed by foreign sovereign governments or their agencies, authori-ties, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (c) debt obligations of foreign banks and bank holding companies; and (d) foreign corporate debt securities and commercial pa-per.

BRADY BONDS. The Portfolio's emerging market debt securities may include emerg-ing market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations (primar-ily emerging market countries) to restructure their outstanding external in-debtedness (generally, commercial bank debt). Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new ob-ligations in connection with debt restructuring. A significant amount of the Brady Bonds that the Portfolio may purchase have no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal pri-marily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolio may in-vest are likely to be acquired at a discount.

THE EURO. On January 1, 1999, the European Monetary Union (EMU) plans to imple-ment a new currency unit, the Euro, which is expected to reshape financial mar-kets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Nether-lands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan
will mean that financial transactions and market information, includ     -

                                      11.

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ing share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Eu-ros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

Although it is not possible to predict the impact of the Euro implementation plan on the Portfolio, the transition to the Euro may change the economic envi-ronment and behavior of investors, particularly in European markets. For exam-ple, investors may begin to view those countries participating in the EMU as a single entity, and the Portfolio's sub-adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating coun-tries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

BANK LOANS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Port-folio may invest in such Loans in the form of participations in Loans ("Partic-ipations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typi-cally will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio's sub-adviser to be creditworthy. When the Portfolio purchases As-signments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deteriora-tion in the creditworthiness of the borrower. The Fund's Board of Trustees has adopted procedures for the Portfolio to determine whether Assignments and Par-ticipations purchased by the Portfolio are liquid or illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Pursuant to those procedures, these securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Partici-pations that the Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase.

PREFERRED STOCK. The Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is

                                      12.

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junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Pre-ferred stock also may be subject to optional or mandatory redemption provi-sions.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other secu-rity that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a par-ticular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have charac-teristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a cor-poration's capital structure but are usually subordinated to comparable noncon-vertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's gov-erning instrument. The Portfolio will treat investments in convertible debt se-curities as debt securities for purposes of its investment policies.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with its invest-ment objective, the Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully re-coup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing mar-ket yields on other mortgage-related obligations because their cash flow pat-terns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

The Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

PAY-IN-KIND BONDS. Pay-in-kind, or PIK, bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk

                                      13.

--------------------------------------------------------------------------------
as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay in-terest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regu-lated investment company and avoid liability for federal income and excise tax-es, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disad-vantageous circumstances in order to generate cash to satisfy these distribu-tion requirements. See "How Are Fund Distributions Taxed?"

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with its investment objective, the Portfolio may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Cana-dian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issu-er. Bank obligations may include certificates of deposit, notes, bankers' ac-ceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particu-lar investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio an-ticipates purchasing at a later date. The Portfolio intends to use these trans-actions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e., sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative. For the pay-ment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices or the yield differential between two securities. The Portfolio will not pur-chase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

                                      14.

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To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securi-ties in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

To maintain greater flexibility, the Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

                                      15.

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VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the Portfo-lio. The absence of an active secondary market with respect to particular vari-able and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made from banks and other financial institutions and through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse re-purchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may borrow from banks and use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements and bank borrowings may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements and bank borrowings involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, and in the case of reverse repurchase agree-ments, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, the Portfolio may borrow up to an addi-tional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. GICs, certain Participations and Assignments, certain securities acquired in private placements, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in

                                      16.

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accordance with Rule 144A under the 1933 Act. These securities will not be con-
sidered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninter-ested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security that it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be enti-tled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. A Portfolio's dollar rolls, to-gether with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital apprecia-tion in the security.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the

                                      17.

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Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and de-preciation than securities with shorter maturities. The Portfolio is not re-stricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary within the limits stated herein based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolio's sub-adviser will nor-mally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

                                      18.

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WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Two of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation; and

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      19.

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WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, Uni-versity of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER       The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
                  BlackRock Advisors, Inc. was organized in 1994 to perform ad-visory services for investment companies, and has its princi-pal offices at 345 Park Avenue, New York, New York 10154.
                  BlackRock Advisors, Inc. is an indirect majority-owned sub-sidiary of PNC Bank Corp., a multi-bank holding company.

                  The sub-adviser to the Portfolio is BlackRock Financial Man-agement, Inc. ("BlackRock"), an affiliate of BlackRock Advi-sors, Inc., with its primary offices at 345 Park Avenue, New York, New York 10154. BlackRock is a registered investment adviser, organized in 1988. The following individuals are members of the High Yield Team and serve as co-managers of the Portfolio:

                  Dennis Schaney--Co-leader of the High Yield Team and a Manag-ing Director of BlackRock since February, 1998. Prior to joining BlackRock, Mr. Schaney was a Managing Director in the Global Fixed Income Research and Economics Department of Mer-rill Lynch for nine years.

                  Keith Anderson--Co-leader of the High Yield Team and a Manag-ing Director of BlackRock since 1988.

                  As adviser, BlackRock Advisors, Inc. is responsible for the overall investment management of the Portfolio. As sub-adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. BlackRock also provides research and credit analysis.

                  THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

                  . BlackRock Financial Management, Inc.: Domestic and non-
                   dollar fixed income, growth and value equity.

                  . BlackRock International, Ltd.: International equity.

                  . BlackRock Institutional Management Corporation: Money
                   market.

                                      20.

--------------------------------------------------------------------------------

               For their investment advisory and sub-advisory services, BlackRock Advisors, Inc. and the Portfolio's sub-adviser are entitled to fees, computed daily and payable monthly, at the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolio?", BlackRock Advisors, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock Advisors, Inc. and do not represent an extra charge to the Portfolio.

              MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

            AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY
            ASSETS                   ADVISORY FEE     FEE
            -----------------        ------------ ------------
            first $1 billion             .500%        .350%
            $1 billion--$2 billion       .450         .300
            $2 billion--$3 billion       .425         .275
            greater than $3 billion      .400         .250

               The Portfolio's sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's dis-tributor, subject to the requirements of best execution.

               Like other mutual funds and financial and business organiza-tions worldwide, the Portfolio could be adversely affected if computer systems on which the Fund relies are unable to distin-guish between the year 1900 and the year 2000 (typically, this is called the "Year 2000 Problem"). The Year 2000 Problem could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material ad-verse effect on the Portfolio's business, operations and/or in-vestments. BlackRock Advisors, Inc. has commenced review of the Year 2000 Problem as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and is taking steps reasonably designed to address any Year 2000 Problems. In light of these remedial steps, BlackRock Advisors, Inc. expects that its systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Problem before the beginning of the year 2000. There can be no assurance, however, that the systems of BlackRock Advi-sors, Inc. or the Fund's other service providers will be suc-cessfully adapted to deal with the Year 2000 Problem, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Portfolio or on global markets or economies generally.

ADMINISTRATORS
               BlackRock Advisors, Inc. and PFPC Inc. ("PFPC") (the "Adminis-trators") serve as the Fund's co-administrators. BlackRock Ad-visors, Inc. is an indirect majority-owned subsidiary, and PFPC is an indirect wholly-owned subsidiary, of PNC Bank Corp.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock Advisors, Inc. and PFPC are entitled to receive a combined administration fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's aver-age daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in

                                      21.

-------------------------------------------------------------------------------
                 excess of $1 billion and (ii) .145% of the first $500 mil-lion of the average daily net assets allocated to Service Shares of the Portfolio, .135% of the next $500 million of such average daily net assets and .125% of the average daily net assets allocated to Service Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                 For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER         PNC Bank, whose principal offices are located at 1600 Market
AGENT,           Street, Philadelphia, Pennsylvania 19103, serves as the
DIVIDEND         Portfolios' custodian and PFPC, whose principal offices are
DISBURSING       located at 400 Bellevue Parkway, Wilmington, Delaware 19809,
AGENT AND        serves as its transfer agent and dividend disbursing agent.
CUSTODIAN

SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing divi-dend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institu-tions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

                                      22.

--------------------------------------------------------------------------------

EXPENSES
               Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock Advisors, Inc. and PFPC, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualify-ing the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional informa-tion to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock Ad-visors, Inc. or the Fund's service providers under their agree-ments with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      23.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BlackRock Distributors, Inc. as distributor ("BDI" or the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. As described above under "Who Manages The Fund?--Shareholder Servicing", however, the Fund makes shareholder servicing and shareholder processing payments with respect to Serv-ice Shares under the Plan, although such payments are not primarily intended to result in the sale of the Portfolio's shares. The Plan permits BDI, the Admin-istrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them, which, subject to applicable NASD regula-tions, may include contributions to various non-cash and cash incentive ar-rangements to promote the sale of shares, as well as sponsorship of various ed-ucational programs, sales contests and promotions in which participants may re-ceive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Adviso-ry, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, certain persons who were sharehold-ers of The Compass Capital Group at the time of its combination with The PNC(R) Fund during the first quarter of 1996, and investors that participate in the Capital Directions SM asset allocation program.

Service Shares will normally be held of record by Institutions or in the names of nominees of Institutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connec-tion with the requirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") is open for business. Pur-chase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, In-stitutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Service Shares and may suspend and resume the sale of any share class of the Portfolio at any time.

In the event that a shareholder acquiring Service Shares (other than a former shareholder of The Compass Capital Group as described above) ceases to meet the eligibility standards at a future date for purchasing Service Shares, then the shareholder's Service Shares will, upon the direction of the Fund's distribu-tor, automatically be converted to Investor A Shares of the Portfolio having the same aggregate net asset value as the shares converted. Investor A Shares are currently authorized to bear additional service and distribution fees at the aggregate annual rate of .20% of average daily net assets. In the event that a shareholder acquiring

                                      24.

--------------------------------------------------------------------------------
Service Shares subsequently satisfies the eligibility standards for purchasing Institutional Shares at a future date (other than due to fluctuations in market value), then the shareholder's Service Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock Advisors, Inc., an ear-lier payment could adversely affect the Portfolio. No charge for wiring redemp-tion payments is imposed by the Fund, although Institutions may charge their customer accounts for redemption services. Information relating to such redemp-tion services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund may redeem Service Shares in any shareholder's account if the account balance drops below $5,000 as the result of redemption requests and the share-holder does not increase the balance to at least $5,000 upon thirty days' writ-ten notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the ac-count falls below that minimum, the customer may be obligated to redeem all or part of his or her shares in the Portfolio to the extent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      25.

--------------------------------------------------------------------------------
WHAT SPECIAL PURCHASE AND REDEMPTION PROCEDURES MAY APPLY?
--------------------------------------------------------------------------------

PURCHASES. Purchase orders may be placed through PFPC. Purchases through the Automatic Investment Plan described below are subject to a lower purchase mini-mum. The name of the Portfolio must appear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must include the name of the Portfolio, class of the Portfolio, the name of the account registration, and the shareholder ac-count number. Before wiring any funds, however, an investor must call PFPC at
(800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trad-ing hours on the NYSE (currently 4:00 p.m. Eastern Time) on any Business Day (as defined above) are priced according to the net asset value next determined on that day.

The Portfolio offers an Automatic Investment Plan ("AIP") whereby an investor in shares of the Portfolio may arrange for periodic investments in the Portfo-lio through automatic deductions from a checking or savings account by complet-ing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

REDEMPTIONS. Shareholders may redeem for cash some or all of their shares of the Portfolio at any time by sending a written redemption request in proper form to BlackRock Funds c/o PFPC Inc., P.O. Box 8907, Wilmington, Delaware 19899-8907.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institution. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Shareholders holding share certificates must send their certificates with the redemption request. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a cor-poration, partnership, trust, fiduciary, executor or administrator.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously designated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund re-serves the right to change these minimums or to terminate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemp-tion request must be in writing and will be subject to the signature guarantee requirement described above. This privilege may not be used to redeem shares in certificated form.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the share-holder's bank. To change the name of the single designated bank account to re-ceive wire

                                      26.

--------------------------------------------------------------------------------
redemption proceeds, it is necessary to send a written request (with a guaran-teed signature as described above) to BlackRock Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone in-structions reasonably believed to be genuine in accordance with such proce-dures.

The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by in-vestors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Portfolio. Shareholders may elect to receive automatic cash pay-ments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdrawals are normally proc-essed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds at the time of the portfolio's combination with The PNC(R) Fund may also purchase and redeem Service Shares of the same Portfolio and for the same account in which they held shares on that date through the procedures de-scribed in this section.

                                      27.

--------------------------------------------------------------------------------

HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Service Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern
Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Service Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional Service Shares of the Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its receipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Busi-ness Day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment in-come will be declared as dividends. The amount of the daily dividend for the Portfolio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net real-ized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.

                                      28.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent tax-able, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other portfolio of the Fund within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of deter-mining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

The Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the se-curity over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, in-come may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. Except as discussed below, dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addi-tion, shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to differ-ent Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. For additional information concerning the tax treatment of divi-dends and distributions by the states listed below including certain restric-tions applicable to such treatment, see "Taxes" in the Statement of Additional Information.



                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-nine investment portfolios. The Portfolio offers six separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares, Investor C Shares and BlackRock Shares. This pro-spectus relates only to Service Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the BlackRock Shares of the Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and the Institutional Shares of the Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, the Institutional Shares and the Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. For further in-formation regarding the Fund's Institutional, BlackRock or Investor Share clas-ses, contact PFPC at (800) 441-7764 (Institutional or BlackRock Shares) or
(800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On October 12, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate to-tal return reflects the total percentage change in value over the measuring pe-riod. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to its Service Shares are reinvested in Service Shares.

The yield of Service Shares is computed by dividing the Portfolio's net income per share allocated to its Service Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of the Portfolio's Service Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Portfolio's Service Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA In-vestment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman High Yield Index. Performance information may also include evaluations of the Portfolio and its Service Shares published by nationally recognized ranking services, and information as reported in fi-nancial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This informa-tion may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred in-vesting.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calculations.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                  9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-       Monday through Friday     toll-free 888-825-2257
 DEALER SUPPORT:
 PORTFOLIO MANAGERS        24 Hours, 7 days a week
 COMMENTARY:                                         toll-free 800-FUTURE4
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764

 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   Mutual funds@blackrock.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           BlackRock Funds           BlackRock Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

--------------------------------------------------------------------------------
                                   APPENDIX A

DESCRIPTIONS OF RATING CATEGORIES

The following are descriptions of ratings assigned by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") to certain debt securities in which the High Yield Bond Portfolio may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating cat-egories and those of other rating agencies.

STANDARD & POOR'S:

"AAA"--This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA"--Debt is considered to have a very strong capacity to pay interest and re-pay principal and differs from AAA issues only in small degree.

"A"--Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse ef-fects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB"--Debt is regarded as having an adequate capacity to pay interest and re-pay principal. Whereas such issues normally exhibit adequate protection parame-ters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC" and "C"--Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in ac-cordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB"--Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate ca-pacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

"B"--Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay inter-est and repay principal. The "B" rating category is also used for debt subordi-nated to senior debt that is assigned an actual or implied "BB" or "BB-" rat-ing.

"CCC"--Debt has a currently identifiable vulnerability to default, and is de-pendent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capac-ity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

"CC"--This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

"C"--This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt serv-ice payments are continued.

"CI"--This rating is reserved for income bonds on which no interest is being paid.

                                      A-1.

--------------------------------------------------------------------------------

"D"--Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bank-ruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-)--The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r"--This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high vari-ability in expected returns due to non-credit risks. Examples of such obliga-tions are: securities whose principal or interest return is indexed to equi-ties, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

MOODY'S:

"Aaa"--Bonds are judged to be of the best quality. They carry the smallest de-gree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fun-damentally strong position of such issues.

"Aa"--Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"--Bonds possess many favorable investment attributes and are to be consid-ered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"--Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative character-istics as well.

"Ba," "B," "Caa," "Ca," and "C"--Bonds that possess one of these ratings pro-vide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desir-able investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of pro-jects unseasoned in operation experience, (c) rentals which begin when facili-ties are completed, or (d) payments to which some other limiting condition at-taches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)--When applied to forward delivery bonds, indicates that the rating is pro-visional pending delivery of the bonds. The rating may be revised prior to de-livery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                      A-2.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $21 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by specialists in equity, fixed income, international, and tax-free investing who adhere to a pure investment style(R).

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        GNMA
    Intermediate Bond                   Managed Income
    Core Bond                           International Bond
                                        High Yield Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Delaware Tax-Free Income            Ohio Tax-Free Income
    Kentucky Tax-Free Income            Pennsylvania Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                          October 21, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE BLACKROCK HIGH YIELD BOND PORTFOLIO
BLACKROCK SHARES
--------------------------------------------------------------------------------
ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Types Of Securities Are In The Portfolio?...............   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased And Redeemed?.......................  23
            How Is Net Asset Value Calculated?...........................  25
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  25
            How Are Fund Distributions Taxed?............................  26
            How Is The Fund Organized?...................................  27
            How Is Performance Calculated?...............................  28
            How Can I Get More Information?..............................  29


              This Prospectus sets forth concisely information about the BlackRock High Yield Bond Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated October 21, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock
              Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

              THE BLACKROCK HIGH YIELD BOND PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COM-MONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO PRIOR TO INVESTING. SEE "WHAT IS THE PORTFO-LIO?", "WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY--HIGH YIELD SECURITIES" AND "APPENDIX A--DESCRIPTIONS OF RATING CATEGO-RIES."

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
THE HIGH YIELD BOND PORTFOLIO OF
BLACKROCK FUNDS
--------------------------------------------------------------------------------

               The BLACKROCK FUND Family consists of 36 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen investment portfolios that provides investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest in taxable bonds, and six of these portfolios invest in tax-exempt bonds. A detailed description of the High Yield Bond Portfolio begins on page 5. To obtain a prospectus describing the Fund's other fixed income portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Lehman High Yield Index and its Lipper peer group is the High Current Yield Funds category. The Lehman High Yield Index is comprised of issues that meet the following criteria: at least $100 million par amount outstanding for entry and exit; maximum quality rating of Ba1 (including defaulted issues); and at least one year to maturity.

               BlackRock Advisors, Inc. serves as investment adviser to the Portfolio. BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock High Yield Bond
BLACKROCK      Portfolio. We intend this document to be an effective tool as
HIGH YIELD     you explore different directions in fixed income investing.
BOND
PORTFOLIO

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolio may purchase high yield,
BOND           mortgage-related, asset-backed, foreign and illiquid securi-
INVESTING      ties; enter into repurchase and reverse repurchase agreements and engage in leveraging, which is a speculative technique;
               lend portfolio securities to third parties; and enter into futures contracts and options. See "What Additional Investment
               Policies And Risks Apply?"

INVESTING IN
THE
BLACKROCK      For information on how to purchase and redeem shares of the
FUNDS          Portfolio, see "How Are Shares Purchased And Redeemed?"

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by BlackRock Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. The figure shown under "Other expenses" is esti-mated for the current fiscal year. An example based on the summary is also shown.

                                                             HIGH YIELD
                                                                BOND
                                                              PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                               .37%
Other operating expenses                                             .18
 Administration fees                                           .12
 Other expenses                                                .06
                                                             -----
Total Portfolio operating expenses (after fee waivers)(/1/)          .55%
                                                                   =====

(1) Without waivers, advisory fees would be .50% for the Portfolio. BlackRock Advisors, Inc. and PFPC Inc. are under no obligation to waive fees or reim-burse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolio's total operating expenses at the lev-els set forth in the table. Without waivers, "Total Portfolio operating ex-penses" would be .68% for the Portfolio.

EXAMPLE

An investor in BlackRock Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                           ONE YEAR THREE YEARS
High Yield Bond Portfolio    $ 6        $18

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses that an investor in the Portfolio will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolio. Information about the performance of Black-Rock Shares of the Portfolio will be available in the Fund's annual and semi-annual reports to shareholders, which may be obtained from the Fund free of charge by calling (800) 441-7764 when they become available.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolio. For information regarding such compensation, see "How Are Shares Purchased And Re-deemed?--Distributor" in the Prospectus and "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest solely in taxable bonds and six of these portfolios invest in tax-exempt bonds.

               In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

            Investment Objective The High Yield Bond Portfolio seeks to provide current income by investing primarily in non-
                                 investment grade debt securities.
            Investment Style     The Portfolio generally pursues non-investment
                                 grade debt securities which yield a high level
                                 of current income. Emphasizes debt securities
                                 which the sub-adviser selects based on an
                                 approach which combines sector rotation and
                                 individual security selection.
            Portfolio Emphasis   Portfolio assets are invested primarily in
                                 high yield securities. The dollar-weighted
                                 average maturity of the Portfolio will range
                                 from approximately 10 to 15 years.*

               ------
               * The Portfolio's sub-adviser will normally attempt to struc-
                 ture the Portfolio to have comparable duration to its perfor-mance benchmark. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

                                       5.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIO?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in the Portfolio, according to the following designations:

  Yes: The Portfolio will hold a significant concentration of these securi-ties at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  No:   The Portfolio may not purchase these securities.

                                         NON                               FOREIGN
                                       AGENCY/                   HIGH    SECURITIES/
                               AGENCY COMMERCIAL                YIELD     CURRENCY
           TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
             Elig.     Elig.   Elig.    Elig.     Yes   Yes      Yes        Elig.        No

              /1/MBS = mortgage-backed securities
              /2/ABS = asset-backed securities

                                       6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT CONCENTRATION AND QUALITY. The Portfolio will normally invest at least 80% of the value of its total assets in debt securities. In addition, un-der normal market conditions the Portfolio will invest at least 65% of its to-tal assets in high yield securities. High yield securities acquired by the Portfolio will generally be in the lower rating categories of recognized rat-ings agencies (rated BB or lower by Standard & Poor's Ratings Group ("S&P"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. If a security's rating is reduced below the minimum rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

HIGH YIELD SECURITIES. The Portfolio will invest primarily in the full spectrum of "high yield" or non-investment grade debt securities, commonly known to in-vestors as "junk bonds." High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the like-lihood of repayment) necessitates offering a higher coupon and yield on its is-sues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and oppor-tunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect de-velopments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securi-ties.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The compa-nies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional fi-nancing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield se-curities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, invest-ors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience fi-nancial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or

                                       7.

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economic conditions independent of any specific adverse changes in the condi-
tion of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiq-uid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Portfo-lio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and invest-ment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of out-standing high yield securities, especially in a thinly traded market. For exam-ple, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds ad-versely affected the market in recent years.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgement plays a more important role in determin-ing such valuations. Increased illiquidity in the junk bond market, in combina-tion with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a de-sirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

The Portfolio may invest in securities rated in the category C and above or de-termined by the sub-adviser to be of comparable quality. Securities rated C are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analy-sis than in the case of mutual funds investing in higher-rated securities. For a description of S&P's and Moody's ratings, see Appendix A.

In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and per-formance of the securities, the protections afforded the securities and the di-versity of the Portfolio. The sub-adviser monitors the issuers of non-invest-ment grade securities held by the Portfolio on an ongoing basis for their abil-ity to make required principal and interest payments, as well as in an effort to manage the liquidity of the Portfolio so that it can meet redemption re-quests. If a security's rating is reduced below the minimum credit rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

In the event that the Portfolio experiences an unexpected level of net redemp-tions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


                                       8.

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The expense ratio of the Portfolio can be expected to be higher than those of mutual funds investing primarily in investment grade securities. The costs at-tributable to investing in the high yield markets are usually higher for sev-eral reasons, such as higher investment research costs and higher commission costs.

Mezzanine Investments. The Portfolio may invest in certain high yield securi-ties known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be is-sued with or without registration rights. Similar to other high yield securi-ties, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mez-zanine investments are usually unsecured and subordinate to other obligations of the issuer.

In connection with its purchase of mezzanine investments, the Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a spec-ified number of shares of the corporation at a specified price during a speci-fied period of time. Subscription rights normally have a short life span to ex-piration. The purchase of rights or warrants involves the risk that the Portfo-lio could lose the purchase value of a right or warrant if the right to sub-scribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Collateralized Bond Obligations. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversi-fied pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing differ-ent degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolio may invest in resi-dential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolio's investments in commercial mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans se-cured by commercial property, such as industrial and warehouse properties, of-fice buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepay-ment penalties on loans and, in some cases, there may be prohibitions on prin-cipal prepayments for several years following origination.

CMBS generally are structured to protect the senior class investors against po-tential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the under-lying commercial mortgage loans. In general, Subordinated CMBS are entitled to re-

                                       9.

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ceive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinate securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses be-fore any higher loss position Subordinated CMBS.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Portfolio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepayments into account.

The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obli-gations that have been prepaid. Because of these and other reasons, a mortgage-related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases mortgage-re-lated or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

FOREIGN AND EMERGING MARKETS INVESTMENTS. The Portfolio may invest in foreign and emerging markets securities and currencies on either a currency hedged or unhedged basis and may hold from time to time various foreign and emerging mar-kets currencies pending investment or conversion into U.S. dollars. Some of these investments may have the characteristics of futures contracts. In addi-tion, the Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including op-tions that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate Transactions" and "Options and Futures Contracts." Investing in securities of foreign and emerging markets issuers involves considerations not typically associated with investing in se-curities of companies organized and operated in the United States. Because for-eign securities are often denominated and pay dividends or interest in foreign currencies, the value of the Portfolio's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates. Typically, the Portfolio will not hold any emerging markets investments, and in any case such investments will not comprise more than 10% of the value of the Portfolio's to-tal assets.

                                      10.

--------------------------------------------------------------------------------

The Portfolio's investments in foreign and emerging markets securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and fi-nancial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has in-creased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. In addition, there is generally less government su-pervision and regulation of securities exchanges, brokers and issuers in for-eign countries than in the United States.

Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid develop-ment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nation-alized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

Foreign and emerging markets investments may include: (a) debt obligations is-sued or guaranteed by foreign sovereign governments or their agencies, authori-ties, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (c) debt obligations of foreign banks and bank holding companies; and (d) foreign corporate debt securities and commercial pa-per.

BRADY BONDS. The Portfolio's emerging market debt securities may include emerg-ing market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations (primar-ily emerging market countries) to restructure their outstanding external in-debtedness (generally, commercial bank debt). Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new ob-ligations in connection with debt restructuring. A significant amount of the Brady Bonds that the Portfolio may purchase have no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal pri-marily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolio may in-vest are likely to be acquired at a discount.

THE EURO. On January 1, 1999, the European Monetary Union (EMU) plans to imple-ment a new currency unit, the Euro, which is expected to reshape financial mar-kets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Nether-lands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan
will mean that financial transactions and market information, includ     -

                                      11.

--------------------------------------------------------------------------------

ing share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Eu-ros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

Although it is not possible to predict the impact of the Euro implementation plan on the Portfolio, the transition to the Euro may change the economic envi-ronment and behavior of investors, particularly in European markets. For exam-ple, investors may begin to view those countries participating in the EMU as a single entity, and the Portfolio's sub-adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating coun-tries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

BANK LOANS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Port-folio may invest in such Loans in the form of participations in Loans ("Partic-ipations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typi-cally will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio's sub-adviser to be creditworthy. When the Portfolio purchases As-signments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deteriora-tion in the creditworthiness of the borrower. The Fund's Board of Trustees has adopted procedures for the Portfolio to determine whether Assignments and Par-ticipations purchased by the Portfolio are liquid or illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Pursuant to those procedures, these securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Partici-pations that the Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase.

PREFERRED STOCK. The Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is ju-nior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer

                                      12.

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will cause greater changes in the value of a preferred stock than in a more se-
nior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if de-clared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other secu-rity that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a par-ticular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have charac-teristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a cor-poration's capital structure but are usually subordinated to comparable noncon-vertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's gov-erning instrument. The Portfolio will treat investments in convertible debt se-curities as debt securities for purposes of its investment policies.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with its invest-ment objective, the Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully re-coup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing mar-ket yields on other mortgage-related obligations because their cash flow pat-terns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

The Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"

PAY-IN-KIND BONDS. Pay-in-kind, or PIK, bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk

                                      13.

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as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay in-terest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regu-lated investment company and avoid liability for federal income and excise tax-es, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disad-vantageous circumstances in order to generate cash to satisfy these distribu-tion requirements. See "How Are Fund Distributions Taxed?"

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with its investment objective, the Portfolio may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Cana-dian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issu-er. Bank obligations may include certificates of deposit, notes, bankers' ac-ceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particu-lar investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio an-ticipates purchasing at a later date. The Portfolio intends to use these trans-actions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e., sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative. For the pay-ment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices or the yield differential between two securities. The Portfolio will not pur-chase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

                                      14.

--------------------------------------------------------------------------------

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securi-ties in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

To maintain greater flexibility, the Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

                                      15.

--------------------------------------------------------------------------------

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the Portfo-lio. The absence of an active secondary market with respect to particular vari-able and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made from banks and other financial institutions and through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse re-purchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may borrow from banks and use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements and bank borrowings may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements and bank borrowings involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, and in the case of reverse repurchase agree-ments, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, the Portfolio may borrow up to an addi-tional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. GICs, certain Participations and Assignments, certain securities acquired in private placements, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a

                                      16.

--------------------------------------------------------------------------------
reduced price, are subject to this 15% limit. The Portfolio may purchase secu-rities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered il-liquid so long as it is determined by the Portfolio's sub-adviser that an ade-quate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchas-ing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security that it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be enti-tled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital apprecia-tion in the security.

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the Portfo-lio and may result in the realization of short-term capital gains that are tax-able to shareholders as ordinary income.

                                      17.

--------------------------------------------------------------------------------

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and de-preciation than securities with shorter maturities. The Portfolio is not re-stricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary within the limits stated herein based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolio's sub-adviser will nor-mally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Two of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation; and

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

The investment limitations stated above are applied at the time investment se-curities are purchased.

                                      19.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of the Fund are managed under the
TRUSTEES          direction of its Board of Trustees. The following persons
                  currently serve on the Board:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Offi-cer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, Uni-versity of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER       The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
                  BlackRock Advisors, Inc. was organized in 1994 to perform ad-visory services for investment companies, and has its princi-pal offices at 345 Park Avenue, New York, New York 10154.
                  BlackRock Advisors, Inc. is an indirect majority-owned sub-sidiary of PNC Bank Corp., a multi-bank holding company.

                  The sub-adviser to the Portfolio is BlackRock Financial Management, Inc. ("BlackRock"), an affiliate of BlackRock Advisors, Inc., with its primary offices at 345 Park Avenue, New York, New York 10154. BlackRock is a registered investment adviser, organized in 1988. The following individuals are members of the High Yield Team and serve as co-managers of the Portfolio:

                  Dennis Schaney--Co-leader of the High Yield Team and a Manag-ing Director of BlackRock since February, 1998. Prior to joining BlackRock, Mr. Schaney was a Managing Director in the Global Fixed Income Research and Economics Department of Mer-rill Lynch for nine years.

                  Keith Anderson--Co-leader of the High Yield Team and a Manag-ing Director of BlackRock since 1988.

                  As adviser, BlackRock Advisors, Inc. is responsible for the overall investment management of the Portfolio. As sub-adviser, BlackRock is responsible for the day-to-day management of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. BlackRock also provides research and credit analysis.

                  THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

                  . BlackRock Financial Management, Inc.: Domestic and non-
                   dollar fixed income, growth and value equity.

                  . BlackRock International, Ltd.: International equity.

                  . BlackRock Institutional Management Corporation: Money
                   market.

                                      20.

--------------------------------------------------------------------------------

               For their investment advisory and sub-advisory services, Black-Rock Advisors, Inc. and the Portfolio's sub-adviser are enti-tled to fees, computed daily and payable monthly, at the maxi-mum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolio?", BlackRock Advisors, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by Black-Rock Advisors, Inc. and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                        INVESTMENT  SUB-ADVISORY
            AVERAGE DAILY NET ASSETS   ADVISORY FEE     FEE
            ------------------------   ------------ ------------
            first $1 billion               .500%        .350%
            $1 billion--$2 billion         .450         .300
            $2 billion--$3 billion         .425         .275
            greater than $3 billion        .400         .250

               The Portfolio's sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's dis-tributor, subject to the requirements of best execution.

               Like other mutual funds and financial and business organiza-tions worldwide, the Portfolio could be adversely affected if computer systems on which the Fund relies are unable to distin-guish between the year 1900 and the year 2000 (typically, this is called the "Year 2000 Problem"). The Year 2000 Problem could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material ad-verse effect on the Portfolio's business, operations and/or in-vestments. BlackRock Advisors, Inc. has commenced review of the Year 2000 Problem as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and is taking steps reasonably designed to address any Year 2000 Problems. In light of these remedial steps, BlackRock Advisors, Inc. expects that its systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Problem before the beginning of the year 2000. There can be no assurance, however, that the systems of BlackRock Advi-sors, Inc. or the Fund's other service providers will be suc-cessfully adapted to deal with the Year 2000 Problem, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Portfolio or on global markets or economies generally.

ADMINISTRATORS
               BlackRock Advisors, Inc. and PFPC Inc. ("PFPC") (the "Adminis-trators") serve as the Fund's co-administrators. BlackRock Ad-visors, Inc. is an indirect majority-owned subsidiary, and PFPC is an indirect wholly-owned subsidiary, of PNC Bank Corp.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records, fund accounting and ser-vicing relating to investments in BlackRock Shares. As compen-sation for these services, BlackRock Advisors, Inc. and PFPC are entitled to receive a combined administration fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's average daily net assets, .075% of the next $500 million of the Portfo-lio's average daily net assets and

                                      21.

--------------------------------------------------------------------------------
                  .065% of the average daily net assets of the Portfolio in ex-cess of $1 billion and (ii) .035% of the first $500 million of average daily net assets allocated to the BlackRock Shares of the Portfolio, .025% of the next $500 million of such av-erage daily net assets and .015% of the average daily net as-sets allocated to the BlackRock Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                  For information about the operating expenses the Portfolio expects to pay for the current fiscal period, see "What Are The Expenses Of The Portfolio?"

TRANSFER AGENT,   PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND          Street, Philadelphia, Pennsylvania 19103, serves as the Port-
DISBURSING        folio's custodian and PFPC, whose principal offices are lo-
AGENT AND         cated at 400 Bellevue Parkway, Wilmington, Delaware 19809,
CUSTODIAN         serves as its transfer agent and dividend disbursing agent.

EXPENSES
                  Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses include, but are not limited to, fees paid to BlackRock Advisors, Inc. and PFPC, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock Advisors, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      22.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BlackRock Distributors, Inc. as distributor ("BDI" or the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to BlackRock Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to ap-plicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. BlackRock Shares are offered to institutional investors with a minimum investment of $5,000,000. There is no minimum subsequent invest-ment requirement.

BlackRock Shares are sold at their net asset value per share next computed af-ter an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") is open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for BlackRock Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. The Fund does not accept third party checks for initial or subsequent investments. For further information, see the Statement of Additional Information.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for BlackRock Shares and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for BlackRock Shares may be placed by telephoning PFPC at (800) 441-7450. BlackRock Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably be-lieved to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock Advisors Inc., an ear-lier payment could adversely affect the Portfolio. No charge for wiring redemp-tion payments is imposed by the Fund.

                                      23.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem BlackRock Shares in any shareholder's account if the ac-count balance drops below $5,000,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      24.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for BlackRock Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. East-ern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its BlackRock Shares, less the liabilities charged to its BlackRock Shares, by the number of its BlackRock Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of BlackRock Shares of the Portfolio unless a shareholder elects other-wise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its re-ceipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Business Day after a purchase order is placed with the Fund. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for the Portfo-lio will be based on periodic projections of its net investment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be dis-tributed by the Portfolio at least annually.

                                      25.

-------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
-------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise ex-empt, will pay income or capital gains taxes on distributions (except distri-butions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before the record date for a capital gains distribution should be aware that the amount of the forthcoming payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of another portfolio of the Fund within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of deter-mining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

The Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated re-demption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addi-tion, income may continue to accrue for federal income tax purposes with re-spect to a non-performing investment. Any such income would be treated as in-come earned by the Portfolio and therefore would be subject to the distribu-tion requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be re-quired to borrow money or dispose of other securities to be able to make dis-tributions to its investors. In addition, if an election is not made to cur-rently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. Dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition, shareholders who are non-resi-dent alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. For additional in-formation concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treat-ment, see "Taxes" in the Statement of Additional Information.

                                      26.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-nine investment portfolios. The Portfolio has the abil-ity to offer six separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares, Investor C Shares and BlackRock Shares. This Prospectus relates only to BlackRock Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the BlackRock Shares of the Portfolio is expected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and Institutional Shares of the Portfolio is expected to be higher than the performance of the Portfo-lio's Service Shares, and the performance of the BlackRock Shares, Institu-tional Shares and Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. For further information re-garding the Fund's Institutional, Service and Investor Share classes, contact PFPC at (800) 441-7764 (Institutional or Service Shares) or (800) 441-7762 (In-vestor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On October 12, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

                                      27.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for BlackRock Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in BlackRock Shares of the Portfolio over the measuring period. To-tal return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capi-tal gain distributions made by the Portfolio with respect to its BlackRock Shares are reinvested in BlackRock Shares.

The yield of BlackRock Shares is computed by dividing the Portfolio's net in-come per share allocated to its BlackRock Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of the Portfolio's BlackRock Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Portfolio's BlackRock Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and with the performance of the Lehman High Yield Index. Performance informa-tion may also include evaluations of the Portfolio and its BlackRock Shares published by nationally recognized ranking services, and information as re-ported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of BlackRock Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This informa-tion may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred in-vesting.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's BlackRock Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for BlackRock Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in BlackRock Shares will not be included in the Portfolio's performance calcula-tions.

                                      28.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                  9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-       Monday through Friday     toll-free 888-825-2257
 DEALER SUPPORT:
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                         toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   Mutual funds@blackrock.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           BlackRock Funds           BlackRock Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      29.

--------------------------------------------------------------------------------
                                   APPENDIX A

DESCRIPTIONS OF RATING CATEGORIES

The following are descriptions of ratings assigned by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") to certain debt securities in which the High Yield Bond Portfolio may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating cat-egories and those of other rating agencies.

STANDARD & POOR'S:

"AAA"--This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA"--Debt is considered to have a very strong capacity to pay interest and re-pay principal and differs from AAA issues only in small degree.

"A"--Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse ef-fects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB"--Debt is regarded as having an adequate capacity to pay interest and re-pay principal. Whereas such issues normally exhibit adequate protection parame-ters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC" and "C"--Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in ac-cordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB"--Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate ca-pacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

"B"--Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay inter-est and repay principal. The "B" rating category is also used for debt subordi-nated to senior debt that is assigned an actual or implied "BB" or "BB-" rat-ing.

"CCC"--Debt has a currently identifiable vulnerability to default, and is de-pendent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capac-ity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

"CC"--This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

"C"--This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt serv-ice payments are continued.

"CI"--This rating is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------

"D"--Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bank-ruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-)--The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r"--This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high vari-ability in expected returns due to non-credit risks. Examples of such obliga-tions are: securities whose principal or interest return is indexed to equi-ties, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

MOODY'S:

"Aaa"--Bonds are judged to be of the best quality. They carry the smallest de-gree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fun-damentally strong position of such issues.

"Aa"--Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"--Bonds possess many favorable investment attributes and are to be consid-ered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"--Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative character-istics as well.

"Ba," "B," "Caa," "Ca," and "C"--Bonds that possess one of these ratings pro-vide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desir-able investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of pro-jects unseasoned in operation experience, (c) rentals which begin when facili-ties are completed, or (d) payments to which some other limiting condition at-taches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)--When applied to forward delivery bonds, indicates that the rating is pro-visional pending delivery of the bonds. The rating may be revised prior to de-livery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $21 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by specialists in equity, fixed income, international, and tax-free investing who adhere to pure investment style(R).

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        GNMA
    Intermediate Bond                   Managed Income
    Core Bond                           International Bond
                                        High Yield Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Delaware Tax-Free Income            Ohio Tax-Free Income
    Kentucky Tax-Free Income            Pennsylvania Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                         October 21, 1998
--------------------------------------------------------------------------------
THE BLACKROCK HIGH YIELD BOND PORTFOLIO INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Types Of Securities Are In The Portfolio?...............   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  19
            Who Manages The Fund?........................................  20
            How Are Shares Purchased And Redeemed?.......................  23
            How Is Net Asset Value Calculated?...........................  25
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  25
            How Are Fund Distributions Taxed?............................  26
            How Is The Fund Organized?...................................  27
            How Is Performance Calculated?...............................  28
            How Can I Get More Information?..............................  29

              This Prospectus sets forth concisely information about the BlackRock High Yield Bond Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated October 21, 1998 has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information may be obtained free of charge from BlackRock
              Funds SM (the "Fund") by calling (800) 441-7764. The Statement of Additional Information, as supplemented from time to time, is incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Fund that has been filed with the SEC.

              THE BLACKROCK HIGH YIELD BOND PORTFOLIO MAY INVEST UP TO 100% OF ITS TOTAL ASSETS IN NON-INVESTMENT GRADE DEBT SECURITIES, COM-MONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE, AND ENTAIL GREATER RISKS, INCLUDING DEFAULT RISKS, THAN THOSE FOUND IN HIGHER RATED SECURITIES. PURCHASERS SHOULD CAREFULLY CONSIDER THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO PRIOR TO INVESTING. SEE "WHAT IS THE PORTFO-LIO?", "WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY--HIGH YIELD SECURITIES" AND "APPENDIX A--DESCRIPTIONS OF RATING CATEGO-RIES."

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------

THE HIGH YIELD BOND PORTFOLIO OF BLACKROCK FUNDS
--------------------------------------------------------------------------------
               The BLACKROCK FUND Family consists of 36 portfolios and has been structured to include many different investment styles across the spectrum of fixed income investments so that invest-ors may participate across multiple disciplines in order to seek their long-term financial goals.

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen investment portfolios that provides investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest in taxable bonds, and six of these portfolios invest in tax-exempt bonds. A detailed description of the High Yield Bond Portfolio begins on page 5. To obtain a prospectus describing the Fund's other fixed income portfolios, call (800) 441-7762.

               The Portfolio's performance benchmark is the Lehman High Yield Index and its Lipper peer group is the High Current Yield Funds category. The Lehman High Yield Index is comprised of issues that meet the following criteria: at least $100 million par amount outstanding for entry and exit; maximum quality rating of Ba1 (including defaulted issues); and at least one year to maturity.

               BlackRock Advisors, Inc. serves as investment adviser to the Portfolio. BlackRock Financial Management, Inc., an affiliate of BlackRock Advisors, Inc., serves as sub-adviser to the Portfolio.

UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE            and comprehensive information on the BlackRock High Yield Bond
BLACKROCK      Portfolio. We intend this document to be an effective tool as
HIGH YIELD     you explore different directions in fixed income investing.
BOND
PORTFOLIO

CONSIDERING    There can be no assurance that any mutual fund will achieve its
THE RISKS IN   investment objective. The Portfolio may purchase high yield,
BOND           mortgage-related, asset-backed, foreign and illiquid securi-
INVESTING      ties; enter into repurchase and reverse repurchase agreements and engage in leveraging, which is a speculative technique;
               lend portfolio securities to third parties; and enter into futures contracts and options. See "What Additional Investment
               Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE            Portfolio, see "How Are Shares Purchased And Redeemed?"
BLACKROCK
FUNDS

                                       3.

-------------------------------------------------------------------------------

WHAT ARE THE EXPENSES OF THE PORTFOLIO
-------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolio for the current fiscal year as a per-centage of average daily net assets. The figure shown under "Other expenses" is estimated for the current fiscal year. An example based on the summary is also shown.

                                                             HIGH YIELD
                                                                BOND
                                                             PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                             .37%
Other operating expenses                                           .33
                                                                   ---
 Administration fees                                          .23
 Other expenses                                               .10
                                                              ---
Total Portfolio operating expenses (after fee waivers)(/1/)        .70%
                                                                   ====

(1) Without waivers, advisory fees would be .50% for the Portfolio. BlackRock Advisors, Inc. and PFPC Inc. are under no obligation to waive fees or re-imburse expenses, but have informed the Fund that they expect to waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Portfolio's total operating expenses at the levels set forth in the table. Without waivers, "Total Portfolio oper-ating expenses" would be .83%.

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                           ONE YEAR THREE YEARS
High Yield Bond Portfolio    $ 7        $22

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolio. For information regarding such compensation, see "Investment Advisory, Administra-tion, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The foregoing Table and Example are intended to assist investors in under-standing the costs and expenses that an investor in the Portfolio will bear either directly or indirectly. They do not reflect any charges that may be im-posed by brokers or other institutions directly on their customer accounts in connection with investments in the Portfolio.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERAT-ING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                      4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The High Yield Bond Portfolio of BLACKROCK FUNDS is one of fif-teen BlackRock investment portfolios that provide investors with a broad spectrum of investment alternatives within the fixed income sector. Nine of these portfolios invest solely in taxable bonds and six of these portfolios invest in tax-exempt bonds.

               In certain investment cycles and over certain holding periods, a fund that invests in any one of these styles may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these various product options in the way that most closely fits the investor's goals and sentiments.

            Investment Objective The High Yield Bond Portfolio seeks to provide current income by investing primarily in non-
                                 investment grade debt securities.
            Investment Style     The Portfolio generally pursues non-investment
                                 grade debt securities which yield a high level
                                 of current income. Emphasizes debt securities
                                 which the sub-adviser selects based on an
                                 approach which combines sector rotation and
                                 individual security selection.
            Portfolio Emphasis   Portfolio assets are invested primarily in
                                 high yield securities. The dollar-weighted
                                 average maturity of the Portfolio will range
                                 from approximately 10 to 15 years.*

               ------
               * The Portfolio's sub-adviser will normally attempt to
                 structure the Portfolio to have comparable duration to its performance benchmark. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

                                       5.

--------------------------------------------------------------------------------
WHAT TYPES OF SECURITIES ARE IN THE PORTFOLIO?
--------------------------------------------------------------------------------

The following table summarizes the types of securities found in the Portfolio, according to the following designations:

  Yes: The Portfolio will hold a significant amount of these securities at all times.

  Elig.: Eligible; the Portfolio may purchase these securities, but they may or may not be a significant holding at a given time.

  No:    The Portfolio may not purchase these securities.

                                         NON                               FOREIGN
                                       AGENCY/                           SECURITIES/
                               AGENCY COMMERCIAL              HIGH YIELD  CURRENCY
           TREASURIES AGENCIES MBS/1/   MBS/1/   CORP. ABS/2/ SECURITIES    RISK     MUNICIPALS
             Elig.     Elig.   Elig.    Elig.     Yes   Yes      Yes        Elig.        No

      /1/MBS = mortgage-backed securities
      /2/ABS = asset-backed securities

                                       6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

INVESTMENT CONCENTRATION AND QUALITY. The Portfolio will normally invest at least 80% of the value of its total assets in debt securities. In addition, un-der normal market conditions the Portfolio will invest at least 65% of its to-tal assets in high yield securities. High yield securities acquired by the Portfolio will generally be in the lower rating categories of recognized rat-ings agencies (rated BB or lower by Standard & Poor's Ratings Group ("S&P"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. If a security's rating is reduced below the minimum rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

HIGH YIELD SECURITIES. The Portfolio will invest primarily in the full spectrum of "high yield" or non-investment grade debt securities, commonly known to in-vestors as "junk bonds." High yield securities are bonds that are issued by a company whose credit rating (based on rating agencies' evaluation of the like-lihood of repayment) necessitates offering a higher coupon and yield on its is-sues when selling them to investors who may otherwise be hesitant in purchasing the debt of such a company. While generally providing greater income and oppor-tunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect de-velopments regarding the issuer's financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securi-ties.

While the market values of high yield securities tend to react less to fluctua-tions in interest rates than do those of higher rated securities, the values of high yield securities often reflect individual corporate developments and have a high sensitivity to economic changes to a greater extent than do higher rated securities. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover. The compa-nies are often highly leveraged (have a significant amount of debt relative to shareholders' equity) and may not have available to them more traditional fi-nancing methods, thereby increasing the risk associated with acquiring these types of securities. In some cases, obligations with respect to high yield se-curities are subordinated to the prior repayment of senior indebtedness, which will potentially limit the Portfolio's ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, invest-ors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

During an economic downturn, a substantial period of rising interest rates or a recession, highly leveraged issuers of high yield securities may experience fi-nancial distress possibly resulting in insufficient revenues to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities, the Portfolio's net asset value and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Portfolio defaulted, the Portfolio may not receive full interest and principal payments due to it and could incur additional expenses if it chose to seek recovery of its investment.

The secondary markets for high yield securities are not as liquid as the sec-ondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and partici-pants in the markets are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or

                                       7.

--------------------------------------------------------------------------------
economic conditions independent of any specific adverse changes in the condi-tion of a particular issuer. Under certain economic and/or market conditions, the Portfolio may have difficulty disposing of certain high yield securities due to the limited number of investors in that sector of the market. An illiq-uid secondary market may adversely affect the market price of the high yield security, which may result in increased difficulty selling the particular issue and obtaining accurate market quotations on the issue when valuing the Portfo-lio's assets. Market quotations on high yield securities are available only from a limited number of dealers, and such quotations may not be the actual prices available for a purchase or sale.

The high yield markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and invest-ment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of out-standing high yield securities, especially in a thinly traded market. For exam-ple, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds ad-versely affected the market in recent years.

When the secondary market for high yield securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Portfolio's securities, and judgement plays a more important role in determin-ing such valuations. Increased illiquidity in the junk bond market, in combina-tion with the relative youth and growth of the market for such securities, also may affect the ability of the Portfolio to dispose of such securities at a de-sirable price. Additionally, if the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain of the Portfolio's liquid securities may become illiquid and the proportion of the Portfolio's assets invested in illiquid securities may significantly increase.

The Portfolio may invest in securities rated in the category C and above or de-termined by the sub-adviser to be of comparable quality. Securities rated C are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions.

The rating assigned by a rating agency evaluates the safety of a non-investment grade security's principal and interest payments, but does not address market value risk. Because such ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the sub-adviser performs its own analysis of the issuers whose non-investment grade securities the Portfolio holds. Because of this, the Portfolio's performance may depend more on the sub-adviser's own credit analy-sis than in the case of mutual funds investing in higher-rated securities. For a description of S&P's and Moody's ratings, see Appendix A.

In selecting non-investment grade securities, the sub-adviser considers factors such as those relating to the creditworthiness of issuers, the ratings and per-formance of the securities, the protections afforded the securities and the di-versity of the Portfolio. The sub-adviser monitors the issuers of non-invest-ment grade securities held by the Portfolio on an ongoing basis for their abil-ity to make required principal and interest payments, as well as in an effort to manage the liquidity of the Portfolio so that it can meet redemption re-quests. If a security's rating is reduced below the minimum credit rating that is permitted for the Portfolio, the Portfolio's sub-adviser will consider whether the Portfolio should continue to hold the security.

In the event that the Portfolio experiences an unexpected level of net redemp-tions, the Portfolio could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Portfolio's rate of return is based.


                                       8.

--------------------------------------------------------------------------------
The expense ratio of the Portfolio can be expected to be higher than those of mutual funds investing primarily in investment grade securities. The costs at-tributable to investing in the high yield markets are usually higher for sev-eral reasons, such as higher investment research costs and higher commission costs.

Mezzanine Investments. The Portfolio may invest in certain high yield securi-ties known as mezzanine investments, which are subordinated debt securities which are generally issued in private placements in connection with an equity security (e.g., with attached warrants). Such mezzanine investments may be is-sued with or without registration rights. Similar to other high yield securi-ties, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mez-zanine investments are usually unsecured and subordinate to other obligations of the issuer.

In connection with its purchase of mezzanine investments, the Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a spec-ified number of shares of the corporation at a specified price during a speci-fied period of time. Subscription rights normally have a short life span to ex-piration. The purchase of rights or warrants involves the risk that the Portfo-lio could lose the purchase value of a right or warrant if the right to sub-scribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Collateralized Bond Obligations. The Portfolio may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversi-fied pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing differ-ent degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The Portfolio may invest in resi-dential and commercial mortgage-related and other asset-backed securities (i.e., securities backed by home equity loans, installment sale contracts, credit card receivables or other assets) issued by governmental entities and private issuers.

The Portfolio's investments in commercial mortgage-backed securities ("CMBS") will typically consist of CMBS which are subordinated to more senior classes of such securities ("Subordinated CMBS"). CMBS are generally multi-class debt or pass-through securities backed by a mortgage loan or pool of mortgage loans se-cured by commercial property, such as industrial and warehouse properties, of-fice buildings, retail space and shopping malls, multi-family properties and cooperative apartments, hotels and motels, nursing homes, hospitals, senior living centers and agricultural property. Assets underlying CMBS may relate to only a few properties or to a single property. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. At their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan or sale of the property. Unlike most single family residential mortgages, commercial real property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepay-ment penalties on loans and, in some cases, there may be prohibitions on prin-cipal prepayments for several years following origination.

CMBS generally are structured to protect the senior class investors against po-tential losses on the underlying mortgage loans. This is generally provided by having the Subordinated CMBS take the first loss on any defaults on the under-lying commercial mortgage loans. In general, Subordinated CMBS are entitled to re-

                                       9.

--------------------------------------------------------------------------------
ceive repayment of principal only after all required principal payments have been made to more senior classes and have subordinate rights as to receipt of interest distributions. Such Subordinated CMBS are subject to a substantially greater risk of nonpayment than are senior classes of CMBS. Even within a class of subordinate securities, most CMBS are structured with a hierarchy of levels (or "loss positions"). Loss positions are the order in which non-recoverable losses of principal are applied to the securities within a given structure. For instance, a first loss Subordinated CMBS will absorb any principal losses be-fore any higher loss position Subordinated CMBS.

The yield and maturity characteristics of mortgage-related and other asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. In calculating the average weighted maturity of the Portfolio, the maturity of mortgage-related and other asset-backed securities held by the Portfolio will be based on estimates of average life which take prepayments into account.

The relationship between prepayments and interest rates may give some high-yielding mortgage-related and asset-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Portfolio will generally be at lower rates than the rates that were carried by the obli-gations that have been prepaid. Because of these and other reasons, a mortgage-related or asset-backed security's total return and maturity may be difficult to predict precisely. To the extent that the Portfolio purchases mortgage-re-lated or asset-backed securities at a premium, prepayments (which may be made without penalty) may result in loss of the Portfolio's principal investment to the extent of premium paid.

Non-mortgage asset-backed securities involve certain risks that are not pre-sented by mortgage-related securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of ve-hicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

FOREIGN AND EMERGING MARKETS INVESTMENTS. The Portfolio may invest in foreign and emerging markets securities and currencies on either a currency hedged or unhedged basis and may hold from time to time various foreign and emerging mar-kets currencies pending investment or conversion into U.S. dollars. Some of these investments may have the characteristics of futures contracts. In addi-tion, the Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including op-tions that relate to foreign currencies), futures, hedging and cross-hedging are described below and under "Interest Rate Transactions" and "Options and Futures Contracts." Investing in securities of foreign and emerging markets issuers involves considerations not typically associated with investing in se-curities of companies organized and operated in the United States. Because for-eign securities are often denominated and pay dividends or interest in foreign currencies, the value of the Portfolio's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates. Typically, the Portfolio will not hold any emerging markets investments, and in any case such investments will not comprise more than 10% of the value of the Portfolio's to-tal assets.

                                      10.

--------------------------------------------------------------------------------

The Portfolio's investments in foreign and emerging markets securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitations on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depre-ciation of portfolio securities and could favorably or adversely affect the Portfolio's operations. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and fi-nancial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has in-creased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. In addition, there is generally less government su-pervision and regulation of securities exchanges, brokers and issuers in for-eign countries than in the United States.

Political and economic structures in many countries with emerging economies or securities markets may be undergoing significant evolution and rapid develop-ment, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nation-alized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in these countries may make investments in emerging market countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

Foreign and emerging markets investments may include: (a) debt obligations is-sued or guaranteed by foreign sovereign governments or their agencies, authori-ties, instrumentalities or political subdivisions, including a foreign state, province or municipality; (b) debt obligations of supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and European Economic Community; (c) debt obligations of foreign banks and bank holding companies; and (d) foreign corporate debt securities and commercial pa-per.

BRADY BONDS. The Portfolio's emerging market debt securities may include emerg-ing market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations (primar-ily emerging market countries) to restructure their outstanding external in-debtedness (generally, commercial bank debt). Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new ob-ligations in connection with debt restructuring. A significant amount of the Brady Bonds that the Portfolio may purchase have no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal pri-marily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolio may in-vest are likely to be acquired at a discount.

THE EURO. On January 1, 1999, the European Monetary Union (EMU) plans to imple-ment a new currency unit, the Euro, which is expected to reshape financial mar-kets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Nether-lands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan
will mean that financial transactions and market information, includ     -

                                      11.

--------------------------------------------------------------------------------

ing share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Eu-ros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank.

Although it is not possible to predict the impact of the Euro implementation plan on the Portfolio, the transition to the Euro may change the economic envi-ronment and behavior of investors, particularly in European markets. For exam-ple, investors may begin to view those countries participating in the EMU a single entity, and the Portfolio's sub-adviser may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating coun-tries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

BANK LOANS. The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). The Port-folio may invest in such Loans in the form of participations in Loans ("Partic-ipations") and assignments of all or a portion of Loans from third parties ("Assignments"). The Portfolio considers these investments to be investments in debt securities for purposes of its investment policies. Participations typi-cally will result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling the Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Portfolio's sub-adviser to be creditworthy. When the Portfolio purchases As-signments from Lenders, the Portfolio will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Portfolio may have difficulty disposing of Assignments and Participations. In certain cases, the market for such instruments is not highly liquid, and therefore the Portfolio anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Portfolio's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deteriora-tion in the creditworthiness of the borrower. The Fund's Board of Trustees has adopted procedures for the Portfolio to determine whether Assignments and Par-ticipations purchased by the Portfolio are liquid or illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Pursuant to those procedures, these securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for these securities. To the extent that liquid Assignments and Partici-pations that the Portfolio holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Portfolio's assets invested in illiquid assets would increase.

PREFERRED STOCK. The Portfolio may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convert-

                                      12.

--------------------------------------------------------------------------------
ible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other secu-rity that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a par-ticular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have charac-teristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a cor-poration's capital structure but are usually subordinated to comparable noncon-vertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's gov-erning instrument. The Portfolio will treat investments in convertible debt se-curities as debt securities for purposes of its investment policies.

STRIPPED AND ZERO COUPON OBLIGATIONS. To the extent consistent with its invest-ment objective, the Portfolio may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obliga-tions. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may include stripped mortgage-backed securities ("SMBS"). Stripped securities, par-ticularly SMBS, may exhibit greater price volatility than ordinary debt securi-ties because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mort-gage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. How-ever, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Portfolio may fail to fully re-coup its initial investment. The market value of SMBS can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing mar-ket yields on other mortgage-related obligations because their cash flow pat-terns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

The Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest pay-ments. Additionally, current federal tax law requires the holder of certain zero coupon bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated in-vestment company and avoid liability for federal income and excise taxes, the Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvanta-geous circumstances in order to generate cash to satisfy these distribution re-quirements. See "How Are Fund Distributions Taxed?"


                                      13.

--------------------------------------------------------------------------------
PAY-IN-KIND BONDS. Pay-in-kind, or PIK, bonds are bonds which pay interest through the issuance of additional debt or equity securities. Similar to zero coupon obligations, pay-in-kind bonds also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment. The market price of pay-in-kind bonds is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash. Additionally, current federal tax law requires the holder of certain pay-in-kind bonds to accrue income with respect to these securities prior to the re-ceipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circum-stances in order to generate cash to satisfy these distribution requirements. See "How Are Fund Distributions Taxed?"

U.S. GOVERNMENT OBLIGATIONS. Treasury obligations differ only in their interest rates, maturities and times of issuance. Obligations of certain agencies and instrumentalities of the U.S. Government such as the Government National Mort-gage Association are supported by the United States' full faith and credit; others such as those of the Federal National Mortgage Association and the Stu-dent Loan Marketing Association are supported by the right of the issuer to borrow from the Treasury; others such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumen-talities if it is not obligated to do so by law.

CORPORATE AND BANK OBLIGATIONS. To the extent consistent with its investment objective, the Portfolio may invest in debt obligations of domestic or foreign corporations and banks, and may acquire commercial obligations issued by Cana-dian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a foreign issu-er. Bank obligations may include certificates of deposit, notes, bankers' ac-ceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

INTEREST RATE TRANSACTIONS. The Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps and floors. The Portfolio may enter into these transactions primarily to preserve a return or spread on a particu-lar investment or portion of its holdings, as a duration management technique or to protect against an increase in the price of securities the Portfolio an-ticipates purchasing at a later date. The Portfolio intends to use these trans-actions as a hedge and not as a speculative investment.

Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of inter-est on a notional principal amount from the party selling such interest rate floor.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e., sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative. For the pay-ment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) the item which is the subject of the option at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices or the yield differential between two securities. The Portfolio will not pur-chase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of

                                      14.

--------------------------------------------------------------------------------
the value of its net assets (measured at the time an option is written). Op-tions trading is a highly specialized activity that entails greater than ordi-nary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clear-ing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts for hedging pur-poses or to maintain liquidity. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not pur-chase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of certain securities, the cash value of a securities index or a stated quan-tity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securi-ties in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. For further discussion of risks involved with domestic and foreign futures and options, see the Statement of Additional Information.

To maintain greater flexibility, the Portfolio may invest in instruments which have the characteristics of futures contracts. These instruments may take a va-riety of forms, such as debt securities with interest or principal payments de-termined by reference to the value of a commodity at a future point in time. The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the portfolio, on a monthly basis, interest which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Portfolio does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Govern-

                                      15.

--------------------------------------------------------------------------------
ment securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its to-tal assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Portfolio may purchase rated and unrated variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The Portfolio may invest up to 10% of its total assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate of an inverse floater resets in the opposite direction from the market rate of inter-est to which it is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that ex-ceeds the magnitude of the change in the index rate of interest. The higher de-gree of leverage inherent in inverse floaters is associated with greater vola-tility in their market values. Issuers of unrated variable and floating rate instruments must satisfy the same criteria as set forth above for the Portfo-lio. The absence of an active secondary market with respect to particular vari-able and floating rate instruments, however, could make it difficult for the Portfolio to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods when the Portfolio is not entitled to exercise its demand rights.

REPURCHASE AGREEMENTS. The Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made from banks and other financial institutions and through reverse repurchase agreements under which the Portfolio sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse re-purchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may borrow from banks and use reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. This use of reverse repurchase agreements and bank borrowings may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements and bank borrowings involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, and in the case of reverse repurchase agree-ments, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid debt securities having a value at least equal to the repurchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, the Portfolio may borrow up to an addi-tional 5% of its total assets for temporary purposes.

INVESTMENT COMPANIES. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

                                      16.

--------------------------------------------------------------------------------

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. GICs, certain Participations and Assignments, certain securities acquired in private placements, variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to this 15% limit. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's sub-adviser that an adequate trading market exists for the securi-ties. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security that it owns or intends to pur-chase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

DOLLAR ROLL TRANSACTIONS. To take advantage of attractive opportunities in the mortgage market and to enhance current income, the Portfolio may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Portfolio of a mortgage-backed or other security concurrently with an agreement by the Portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. Dur-ing the period between the sale and repurchase, the Portfolio will not be enti-tled to receive interest and principal payments on the securities sold. Pro-ceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what the performance would have been without the use of dollar rolls. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with its custodian cash, U.S. Government securities or other liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. The Portfolio's dollar rolls, together with its reverse repurchase agreements and other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets.

Dollar roll transactions involve the risk that the market value of the securi-ties the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfo-lio sells securities becomes insolvent, the Portfolio's right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the sub-adviser's ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be success-fully employed.

SHORT SALES. The Portfolio may only make short sales of securities "against-the-box." A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation that the market price of that security will de-cline. The Portfolio may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. In a short sale "against-the-box," at the time of sale, the Portfolio owns or has the immediate and unconditional right to ac-quire the identical security at no additional cost. When selling short "against-the-box," the Portfolio forgoes an opportunity for capital apprecia-tion in the security.

                                                                             17.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATES. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 300%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the sub-adviser believes investment considerations war-rant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., 100% or more) will generally result in higher transaction costs to the Portfo-lio and may result in the realization of short-term capital gains that are tax-able to shareholders as ordinary income.

INTEREST RATE AND EXTENSION RISK. The value of fixed income securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and de-preciation than securities with shorter maturities. The Portfolio is not re-stricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Portfolio's assets will vary within the limits stated herein based upon its sub-adviser's assessment of economic and market conditions. Although the Portfolio's sub-adviser will nor-mally attempt to structure the Portfolio to have a comparable duration to its benchmark, there can be no assurance that it will be able to do so at all times.

                                      18.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Two of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, ex-cept that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation; and

(2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry.

The investment limitations stated above are applied at the time investment se-curities are purchased.

19.

-------------------------------------------------------------------------------

WHO MANAGES THE FUND?
-------------------------------------------------------------------------------
BOARD OF         The business and affairs of the Fund are managed under the
TRUSTEES         direction of its Board of Trustees. The following persons
                 currently serve on the Board:

                 William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Global Wireless.

                 Raymond J. Clark--Treasurer of Princeton University.

                 Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                 Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                 David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

ADVISER AND
SUB-ADVISER      The Adviser to BlackRock Funds is BlackRock Advisors, Inc.
                 BlackRock Advisors, Inc. was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, New York, New York
                 10154. BlackRock Advisors, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                 The sub-adviser to the Portfolio is BlackRock Financial Man-agement, Inc. ("BlackRock"), an affiliate of BlackRock Advi-sors, Inc., with its primary offices at 345 Park Avenue, New York, New York 10154. BlackRock is a registered investment adviser, organized in 1988. The following individuals are members of the High Yield Team and serve as co-managers of the Portfolio:

                 Dennis Schaney--Co-leader of the High Yield Team and a Man-aging Director of BlackRock since February, 1998. Prior to joining BlackRock, Mr. Schaney was a Managing Director in the Global Fixed Income Research and Economics Department of Merrill Lynch for nine years.

                 Keith Anderson--Co-leader of the High Yield Team and a Man-aging Director of BlackRock since 1988.

                 As adviser, BlackRock Advisors, Inc. is responsible for the overall investment management of the Portfolio. As sub-ad-viser, BlackRock is responsible for the day-to-day manage-ment of the Portfolio, and generally makes all purchase and sale investment decisions for the Portfolio. BlackRock also provides research and credit analysis.

                 THE AFFILIATE SUB-ADVISERS OF BLACKROCK ADVISORS, INC. ARE:

                 . BlackRock Financial Management, Inc.: Domestic and non-
                  dollar fixed income, growth and value equity.

                 . BlackRock International, Ltd.: International equity.

                 . BlackRock Institutional Management Corporation: Money
                  market.

                 For their investment advisory and sub-advisory services, BlackRock Advisors, Inc. and the Portfolio's sub-adviser are entitled to fees, computed daily and payable monthly, at

                                                                            20.

--------------------------------------------------------------------------------

               the maximum annual rates set forth below. As stated under "What Are The Expenses Of The Portfolio?", BlackRock Advisors, Inc. and the sub-adviser intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by BlackRock Advisors, Inc. and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

              AVERAGE DAILY NET         INVESTMENT  SUB-ADVISORY
              ASSETS                   ADVISORY FEE     FEE
              -----------------        ------------ ------------
              first $1 billion            .500%        .350%
              $1 billion--$2 billion      .450         .300
              $2 billion--$3 billion      .425         .275
              greater than $3 billion     .400         .250

               The Portfolio's sub-adviser strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed through registered broker/dealers who have entered into dealer agreements with the Fund's dis-tributor, subject to the requirements of best execution.

               Like other mutual funds and financial and business organiza-tions worldwide, the Portfolio could be adversely affected if computer systems on which the Fund relies are unable to distin-guish between the year 1900 and the year 2000 (typically, this is called the "Year 2000 Problem"). The Year 2000 Problem could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material ad-verse effect on the Portfolio's business, operations and/or in-vestments. BlackRock Advisors, Inc. has commenced review of the Year 2000 Problem as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and is taking steps reasonably designed to address any Year 2000 Problems. In light of these remedial steps, BlackRock Advisors, Inc. expects that its systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Problem before the beginning of the year 2000. There can be no assurance, however, that the systems of BlackRock Advi-sors, Inc. or the Fund's other service providers will be suc-cessfully adapted to deal with the Year 2000 Problem, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Problem will not impair their services at that time, or that the Year 2000 Problem will not have an adverse effect on companies whose securities are held by the Portfolio or on global markets or economies generally.

ADMINISTRATORS
               BlackRock Advisors, Inc., and PFPC Inc. ("PFPC") (the "Adminis-trators") serve as the Fund's co-administrators. BlackRock Ad-visors, Inc. is an indirect majority-owned subsidiary, and PFPC is an indirect wholly-owned subsidiary, of PNC Bank Corp.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, BlackRock Advisors, Inc. and PFPC are entitled to receive a combined administration fee, computed daily and payable monthly, at an aggregate annual rate of (i) .085% of the first $500 million of the Portfolio's aver-age daily net assets, .075% of the next $500 million of the Portfolio's average daily net assets and .065% of the average daily net assets of the Portfolio in excess of $1 billion and
               (ii) .145% of the first $500 million of the average daily net assets allocated to Institutional Shares of the Portfolio, .135% of the next $500 million of such average daily net assets and .125% of the average daily net assets allocated to Institu-tional Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

21.

--------------------------------------------------------------------------------

                  For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER AGENT,   PNC Bank, whose principal offices are located at 1600 Market
DIVIDEND          Street, Philadelphia, Pennsylvania 19103, serves as the Port-
DISBURSING        folio's custodian and PFPC, whose principal offices are lo-
AGENT AND         cated at 400 Bellevue Parkway, Wilmington, Delaware 19809,
CUSTODIAN         serves as its transfer agent and dividend disbursing agent.

EXPENSES
                  Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to BlackRock Advi-sors, Inc. and PFPC, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing pro-spectuses and statements of additional information to exist-ing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by BlackRock Advi-sors, Inc. or the Fund's service providers under their agree-ments with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allo-cated among all investment portfolios by or under the direc-tion of the Board of Trustees in a manner the Board deter-mines to be fair and equitable.

                                                                             22.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by BlackRock Distributors, Inc. as distributor ("BDI" or the "Distributor"). BDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits BDI, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor-ship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including (a) registered investment advisers with a minimum investment of $500,000 and (b) the trust departments of PNC Bank and its affiliates (collec-tively, "PNC") on behalf of clients for whom PNC (i) acts in a fiduciary capac-ity (excluding participant-directed employee benefit plans) or otherwise has investment discretion or (ii) acts as custodian with respect to at least $2,000,000 in assets, and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") is open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment requirement. The Fund does not accept third party checks for initial or subsequent investments.

The Fund may in its discretion waive or modify the minimum investment amount, may reject any order for Institutional Shares and may suspend and resume the sale of shares of any share class of the Portfolio at any time.

In the event that a shareholder acquiring Institutional Shares ceases to meet the eligibility standards at a future date for purchasing Institutional Shares (other than due to fluctuations in market value), then the shareholder's Insti-tutional Shares will, upon the direction of the Fund's distributor, automati-cally be converted to shares of another class of the Portfolio having the same aggregate net asset value as the shares converted. If, at the time of conver-sion, an institution offering Service Shares of the Portfolio is acting on the shareholder's behalf, then the shareholder's Institutional Shares will be con-verted to Service Shares of the Portfolio. If not, then the shareholder's In-stitutional Shares will be converted to Investor A Shares of the Portfolio. Service Shares are currently authorized to bear additional service and process-ing fees at the aggregate annual rate of .30% of average daily net assets, while Investor A Shares are currently authorized to bear additional service, processing and distribution fees at the aggregate annual rate of .50% of aver-age daily net assets.

23.

--------------------------------------------------------------------------------

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of BlackRock Advisors, Inc., an ear-lier payment could adversely affect the Portfolio. No charge for wiring redemp-tion payments is imposed by the Fund.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund may redeem Institutional Shares in any shareholder's account if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

Shares of the Portfolio may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding pur-chases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and condi-tions.

                                                                             24.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Net asset value is calculated separately for Institutional Shares of the Port-folio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. All distributions are reinvested at net asset value in the form of additional full and fractional shares of Institutional Shares of the Portfolio unless a shareholder elects otherwise. Such election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to dividends paid after its re-ceipt by PFPC. The Portfolio declares a dividend each day on "settled" shares (i.e., shares for which the Portfolio has received payment in Federal funds) on the first Business day after a purchase order is placed with the Fund. Payments by check are normally converted to Federal funds within two Business Days of receipt. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. the amount of the daily divi-dend for the Portfolio will be based on periodic projections of its net invest-ment income. All dividends are paid within ten days after the end of each month. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Portfolio at least annually.

25.

-------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
-------------------------------------------------------------------------------
The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise ex-empt, will pay income or capital gains taxes on distributions (except distri-butions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of another portfolio of the Fund within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's ex-change privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of deter-mining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

The Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated re-demption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such bond immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addi-tion, income may continue to accrue for federal income tax purposes with re-spect to a non-performing investment. Any such income would be treated as in-come earned by the Portfolio and therefore would be subject to the distribu-tion requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be re-quired to borrow money or dispose of other securities to be able to make dis-tributions to its investors. In addition, if an election is not made to cur-rently accrue market discount with respect to a market discount bond, all or a portion of any deduction or any interest expenses incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. Except as discussed below, dividends paid by the Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of the dividends may be derived from interest on obligations which, if realized directly, would be exempt from such income taxes. In addition,shareholders who are non-resident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future

                                                                            26.

--------------------------------------------------------------------------------
legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. For additional information concerning the tax treatment of dividends and distributions by the states listed below, including certain restrictions applicable to such treatment, see "Taxes" in the Statement of Additional Information.

HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to this authority, the Trustees have authorized the issuance of an unlimited num-ber of shares in thirty-nine investment portfolios. The Portfolio offers six separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares, Investor C Shares and BlackRock Shares. This pro-spectus relates only to Institutional Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Plan. Because of these "class expenses" and sales charges, the performance of the BlackRock Shares of the Portfolio is ex-pected to be no less than the performance of the Portfolio's Institutional Shares, the performance of both the BlackRock Shares and the Institutional Shares of the Portfolio is expected to be higher than the performance of the Portfolio's Service Shares, and the performance of the BlackRock Shares, the Institutional Shares and the Service Shares of the Portfolio is expected to be higher than the performance of the Portfolio's classes of Investor Shares. The performance of each class of Investor Shares may be different. For further in-formation regarding the Fund's Service, BlackRock or Investor Share classes, contact PFPC at (800) 441-7764 (Service or BlackRock Shares) or (800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On October 12, 1998, PNC Bank held of record approximately 77% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp., a multi-bank holding company.

27.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of the Portfolio over the mea-suring period. Total return may also be calculated on an aggregate total re-turn basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return as-sume that dividend and capital gain distributions made by the Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The yield of Institutional Shares is computed by dividing the Portfolio's net income per share allocated to its Institutional Shares during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

The performance of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of the Portfolio's Insti-tutional Shares may be compared to data prepared by Lipper Analytical Servic-es, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Com-pany Service, and with the performance of the Lehman High Yield Index. Perfor-mance information may also include evaluations of the Portfolio and its Insti-tutional Shares published by nationally recognized ranking services, and in-formation as reported in financial publications such as Business Week, For-tune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or re-gional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio ma-turity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio per-formance calculations.


                                                                            28.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the BlackRock Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 INTERNAL                  9 AM to 6 PM, E.S.T.      toll-free 888-8BLACKROCK
 WHOLESALERS/BROKER-       Monday through Friday     toll-free 888-825-2257
 DEALER SUPPORT:
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 800-FUTURE4
 COMMENTARY:                                         toll-free 800-388-8734
 (Audio recording updated
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.blackrock.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   Mutual funds@blackrock.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           BlackRock Funds           BlackRock Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

29.

--------------------------------------------------------------------------------
                                   APPENDIX A

DESCRIPTIONS OF RATING CATEGORIES

The following are descriptions of ratings assigned by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") to certain debt securities in which the High Yield Bond Portfolio may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating cat-egories and those of other rating agencies.

STANDARD & POOR'S:

"AAA"--This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA"--Debt is considered to have a very strong capacity to pay interest and re-pay principal and differs from AAA issues only in small degree.

"A"--Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse ef-fects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB"--Debt is regarded as having an adequate capacity to pay interest and re-pay principal. Whereas such issues normally exhibit adequate protection parame-ters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC" and "C"--Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in ac-cordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB"--Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate ca-pacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

"B"--Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay inter-est and repay principal. The "B" rating category is also used for debt subordi-nated to senior debt that is assigned an actual or implied "BB" or "BB-" rat-ing.

"CCC"--Debt has a currently identifiable vulnerability to default, and is de-pendent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capac-ity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

"CC"--This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

"C"--This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt serv-ice payments are continued.

"CI"--This rating is reserved for income bonds on which no interest is being paid.

                                      A-1.

--------------------------------------------------------------------------------

"D"--Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bank-ruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-)--The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r"--This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high vari-ability in expected returns due to non-credit risks. Examples of such obliga-tions are: securities whose principal or interest return is indexed to equi-ties, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

MOODY'S:

"Aaa"--Bonds are judged to be of the best quality. They carry the smallest de-gree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fun-damentally strong position of such issues.

"Aa"--Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"--Bonds possess many favorable investment attributes and are to be consid-ered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"--Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative character-istics as well.

"Ba," "B," "Caa," "Ca," and "C"--Bonds that possess one of these ratings pro-vide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desir-able investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--)--Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of pro-jects unseasoned in operation experience, (c) rentals which begin when facili-ties are completed, or (d) payments to which some other limiting condition at-taches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

(P)--When applied to forward delivery bonds, indicates that the rating is pro-visional pending delivery of the bonds. The rating may be revised prior to de-livery if changes occur in the legal documents or the underlying credit quality of the bonds.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                      A-2.

                                                                BLACKROCK FUNDS
THE BLACKROCK FUNDS

BlackRock Funds is a leading mutual fund company currently managing in excess of $21 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by specialists in equity, fixed income, international, and tax-free investing who adhere to a pure investment style(R)..

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Select Equity
    Large Cap Value Equity              Micro-Cap Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity              Index Equity

STOCK & BOND PORTFOLIO
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        GNMA
    Intermediate Bond                   Managed Income
    Core Bond                           International Bond
                                        High Yield Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Delaware Tax-Free Income            Ohio Tax-Free Income
    Kentucky Tax-Free Income            Pennsylvania Tax-Free Income

MONEY MARKET PORTFOLIOS
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    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                              BLACKROCK FUNDS/SM/


     STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the High Yield Bond Portfolio (the "Portfolio") of BlackRock Funds SM (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolio dated October 21, 1998, each as amended from time to time (the "Prospectuses"). Prospectuses may be obtained from the Fund's distributor by calling toll-free
(800) 441-7379. This Statement of Additional Information is dated October 21, 1998. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                TABLE OF CONTENTS

                                                Page
                                                ----

INVESTMENT POLICIES............................    2

TRUSTEES AND OFFICERS..........................   17

SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND..   22

INVESTMENT ADVISORY, ADMINISTRATION,
DISTRIBUTION AND SERVICING ARRANGEMENTS........   22

EXPENSES.......................................   29

PORTFOLIO TRANSACTIONS.........................   29

PURCHASE AND REDEMPTION INFORMATION............   33

VALUATION OF PORTFOLIO SECURITIES..............   36

PERFORMANCE INFORMATION........................   37

TAXES..........................................   44

ADDITIONAL INFORMATION CONCERNING SHARES.......   47

MISCELLANEOUS..................................   49

APPENDIX A.....................................  A-1

APPENDIX B.....................................  B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolio's investment policies.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of the Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

     MORTGAGE-RELATED SECURITIES. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which provide the holder with a pro rata interest in the underlying mortgages and which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Portfolio may invest in adjustable rate mortgage-related securities and multiple class pass-through securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduit ("REMIC") pass-through or participation certificates ("REMIC Certificates"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs and REMICs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Investors may purchase beneficial interests in CMOs and REMICs, which are known as "regular" interests or "residual" interests. The residual in a CMO or REMIC structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs or REMICs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO and REMIC interests. The Portfolio does not currently intend to purchase residual interests. The markets for CMOs and REMICs may be more illiquid than those of other securities.

     Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

     The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs or REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. In addition, FNMA will be obligated to distribute on a timely basis to holders of FNMA REMIC Certificates required installments of principal and interest and to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

     For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the ultimate payment of principal as payments are required to be made on the underlying mortgage participation certificates ("Pcs"). Pcs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by FHLMC and placed in a PC pool. With respect to principal payments on Pcs, FHLMC generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. FHLMC also guarantees timely payment of principal on certain Pcs, referred to as "Gold Pcs."

     ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e.,
                                                                          ----
loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. The relationship between prepayments and interest rates may give some high-yielding asset-backed securities less potential for growth in value than conventional bonds with comparable maturities.

     In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolio may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolio may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     BRADY BONDS. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued Bonds (Brady Bonds). Brady Bonds may also be issued in respect to new money being advanced by existing lenders in connection the debt restructuring. Brady Bonds issued to date generally have maturities of between 15 and 30 years from the date of issuance. The Portfolio may invest in Brady Bonds of emerging market countries that have been issued to date, as well as those which may be issued in the future.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issues at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Portfolio will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nations' reserves.
In addition, interest payments on certain types of Brady Bonds may collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). The Portfolio may purchase Brady Bonds with no or limited collateralization, and the Portfolio will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.


     COMMERCIAL PAPER. Commercial paper purchasable by the Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933. The ratings symbols applicable to commercial paper are described in Appendix A.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. The Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Portfolio will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Portfolio's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Portfolio may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     INVESTMENT GRADE DEBT OBLIGATIONS. The Portfolio may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

     See Appendix A to the Prospectuses and Appendix A to this Statement of Additional Information for a description of applicable securities ratings.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When the Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

     If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time. The Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     Second, when the Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     The Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar.

Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, the Portfolio may hold both French government bonds and German government bonds, and the Adviser or Sub-Adviser may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to the Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.

     A separate account of the Portfolio consisting of liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     When the Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more

Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). These instruments are described in Appendix B to this Statement of Additional Information.

     SECURITIES LENDING. The Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Portfolio in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet Rule 2a-7 restrictions for money market funds. Specifically, cash collateral may be invested in any of the following instruments: (a) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts; (b) "first tier" quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two NRSRO's, or one if only rated by one NRSRO; (c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks) (i.e. CD's, BA's and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) affiliated or unaffiliated money market funds. Any such investments must be rated "first tier" and must have a maturity of 397 days or less from the date of purchase.

     YIELDS AND RATINGS. The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's, Duff & Phelps Credit Co. ("Duff & Phelps"), Fitch Investor Services, Inc. ("Fitch") and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Portfolio, a rated security may cease to be rated. The Portfolio's adviser or sub-adviser will consider such an event in determining whether the Portfolio should continue to hold the security.

     INTEREST RATE TRANSACTIONS AND CURRENCY SWAPS. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether the Portfolio is hedging its assets or its liabilities. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.

     The Portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.

     The Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap on a daily basis and will deliver an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess to a custodian that satisfies the requirements of the 1940 Act. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Portfolio will not enter into any interest rate or currency swap unless the unsecured commercial paper, senior debt or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P, Duff & Phelps or Fitch, or "A" or "P-1" or better by Moody's.

     The Portfolio will enter into currency or interest rate swap, cap and floor transactions only with institutions deemed the creditworthy by the Portfolio's adviser or sub-adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they are less liquid than swaps.

     INVESTMENT COMPANIES. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

ADDITIONAL INVESTMENT LIMITATIONS.

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     The Portfolio may not:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     2. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will
be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     3. Issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow from banks or enter into reverse repurchase agreements or dollar rolls in amounts aggregating not more than 33 1/3% of the value of its total assets (calculated when the loan is made) to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. The Portfolio is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitations for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a "when-issued," delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.

     4. Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

     6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

     8.  Purchase securities of companies for the purpose of exercising control.

     9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio transactions in futures contracts and related options or the Portfolio's sale of securities short against the box, and (b) the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

     11. Make loans, except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities. For purposes of this restriction, loan Participations and Assignments are considered debt instruments.

     12. Purchase or sell commodities except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.


                             TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:


                                                 PRINCIPAL OCCUPATION
NAME AND ADDRESS         POSITION WITH FUND      DURING PAST FIVE YEARS
----------------         ------------------      ----------------------

William O. Albertini         Trustee             Executive Vice President
Bell Atlantic Global                             and Chief Financial
  Wireless                                       Officer since August,
1717 Arch Street                                 1997, Bell Atlantic
29th Floor East                                  Global Wireless (global
Philadelphia, PA  19103                          wireless communications);
Age:  55                                         Chief Financial Officer and
                                                 Director from February
                                                 1995-August 1997, Vice
                                                 President and Chief
                                                 Financial Officer from
                                                 January 1991 - February
                                                 1995, Bell Atlantic
                                                 Corporation (a diversified
                                                 telecommunications
                                                 company); Chairman,
                                                 President and Chief
                                                 Executive Officer from
                                                 August 1989 - January 1991,
                                                 Bell Atlantic Enterprises
                                                 International, Inc.;
                                                 Director, Groupo Iusacell,
                                                 S.A. de C.V. (cellular
                                                 communications company)
                                                 since June 1994; Director,
                                                 American Waterworks, Inc.

                                                             Principal Occupation
Name and Address                Position with Fund           During Past Five Years
----------------                ------------------           ----------------------
                                                             (water utility) since May
                                                             1990; Trustee, The Carl E.
                                                             & Emily I. Weller
                                                             Foundation since October
                                                             1991.

Raymond J. Clark1                  Trustee,                  Treasurer of Princeton
Office of the Treasurer            President and             University since 1987;
Princeton University               Treasurer                 Trustee, The Compass
3 New South Building                                         Capital Group of Funds
P.O. Box 35                                                  from 1987 to 1996;
Princeton, New Jersey 08540                                  Trustee, United-Way
Age: 62                                                      Princeton Area
                                                             Communities from 1992-94;
                                                             Trustee, Chemical Bank, New
                                                             Jersey Advisory Board from
                                                             1994 until 1995; Trustee,
                                                             American Red Cross - Mercer
                                                             County Chapter since 1995;
                                                             Trustee, Medical Center of
                                                             Princeton; and Trustee,
                                                             United Way-Greater Mercer
                                                             County from 1996-1997.

Robert M. Hernandez                     Trustee              Director since 1991, Vice
USX Corporation                                              Chairman and Chief
600 Grant Street                                             Financial Officer
6105 USX Tower                                               since 1994, Executive
Pittsburgh, PA  15219                                        Vice President -
Age:  53                                                     Accounting and Finance
                                                             and Chief Financial Officer
                                                             from 1991 to 1994, USX
                                                             Corporation (a diversified
                                                             company principally engaged
                                                             in energy and steel
                                                             businesses); Director and
                                                             Chairman of the Executive
                                                             Committee, ACE Limited
                                                             (insurance company);
                                                             Trustee, Allegheny
                                                             University Hospitals,
                                                             Allegheny General; and
                                                             Allegheny Health, Education
                                                             and Research Foundation;
                                                             Director, Marinette Marine
                                                             Corporation; Director,
                                                             Pittsburgh Baseball, Inc.
                                                             from 1994-96; Director,
                                                             Transtar, Inc.
                                                             (transportation company)
                                                             since 1996; and Director

--------
1. This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                                       Principal Occupation
Name and Address               Position with Fund                 During Past Five Years
----------------               ------------------                 ----------------------

                                                                  and Chairman of the Board,
                                                                  RMI Titanium Company.

Anthony M. Santomero               Vice Chairman                  Deputy Dean from
The Wharton School                 of the Board                   1990 to 1994, Richard
University of Pennsylvania                                        K. Mellon Professor
Room 2344                                                         of Finance since April
Steinberg Hall-Dietrich Hall                                      1984, Director, Wharton
Philadelphia, PA 19104-6367                                       Financial Institutions
Age: 51                                                           Center, since July 1995,
                                                                  and Dean's Advisory Council
                                                                  Member since July 1984, The
                                                                  Wharton School, University
                                                                  of Pennsylvania; Associate
                                                                  Editor, Journal of Banking
                                                                  and Finance since June
                                                                  1978; Associate Editor,
                                                                  Journal of Economics and
                                                                  Business since October
                                                                  1979; Associate Editor,
                                                                  Journal of Money, Credit
                                                                  and Banking since January
                                                                  1980; Editorial Advisory
                                                                  Board, Open Economics
                                                                  Review since November 1990;
                                                                  Director, The Zweig Fund
                                                                  and The Zweig Total Return
                                                                  Fund; Director of Municipal
                                                                  Fund for California
                                                                  Investors, Inc. and
                                                                  Municipal Fund for New York
                                                                  Investors, Inc.

David R. Wilmerding, Jr.               Chairman of                Chairman, Gee,
One Aldwyn Center                      the Board                  Wilmerding & Associates, Inc.
Villanova, PA  19085                                              (investment advisers)
Age:  62                                                          since February 1989;
                                                                  Director, Beaver Management
                                                                  Corporation; Managing
                                                                  General Partner, Chestnut
                                                                  Street Exchange Fund;
                                                                  Director, Independence
                                                                  Square Income Securities,
                                                                  Inc.; Director, The Mutual
                                                                  Fire, Marine and Inland
                                                                  Insurance Company;
                                                                  Director, U.S. Retirement
                                                                  Communities, Inc.;
                                                                  Director, Trustee or
                                                                  Managing General Partner of
                                                                  a number of investment
                                                                  companies advised by BIMC
                                                                  and its affiliates.


                                                                       Principal Occupation
Name and Address                    Position with Fund                 During Past Five Years
----------------                    ------------------                 ----------------------
Karen H. Sabath                          Assistant                     Managing Director,
BlackRock, Inc.                          Secretary                     BlackRock Advisors, Inc.
345 Park Avenue                                                        since February
New York, NY 10154                                                     1998; President, Compass
Age:  31                                                               Capital Group, Inc. from
                                                                       1995 to March 1998;
                                                                       Managing Director
                                                                       of BlackRock Financial
                                                                       Management, Inc. since
                                                                       1993; prior to 1993, Vice
                                                                       President of BlackRock
                                                                       Financial Management,Inc.


Ellen L. Corson                             Assistant                  Vice President and
PFPC Inc.                                   Treasurer                  Director of Mutual Fund
103 Bellevue Parkway                                                   Accounting and Adminis-
Wilmington, DE  19809                                                  tration, PFPC Inc. since
Age:  33                                                               November 1997; Assistant
                                                                       Vice President, PFPC Inc.
                                                                       from March 1997 to November
                                                                       1997; Senior Accounting
                                                                       Officer, PFPC Inc. from
                                                                       March 1993 to March 1997.

Brian P. Kindelan                           Secretary                  Vice President and Senior
BlackRock Financial                                                    Counsel, BlackRock Financial
Management, Inc.                                                       Management, Inc. since April
1600 Market Street,                                                    1998; Senior Counsel, PNC Bank
28th Floor                                                             Corp. from May 1995 to April
Philadelphia, PA 19103                                                 1998; Associate, Stradley,
Age:  39                                                               Ronon, Stevens & Young from
                                                                       March 1990 to May 1995.


     The Fund pays trustees who are not affiliated with BlackRock Advisors, Inc. or BlackRock Distributors, Inc. ("BDI" or "Distributor") $20,000 annually ($30,000 annually in the event that the assets of the Fund exceed $40 billion) and $350 per portfolio for each full in-person meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with BlackRock Advisors, Inc. or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. The term of office of each trustee will automatically terminate when such trustee reaches 72 years of age. No officer, director or employee of BlackRock Advisors, Inc., BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC"), BlackRock Financial Management, Inc. ("BlackRock"), BlackRock International, Ltd. ("BIL"), PFPC Inc. ("PFPC") (collectively with BlackRock Advisors, Inc., the "Administrators"), BDI or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of each class of each investment portfolio of the Fund.

     The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1997:

                                                                                           TOTAL
                                                   PENSION OR                              COMPENSATION
                                                   RETIREMENT                              FROM REGISTRANT
                                AGGREGATE          BENEFITS           ESTIMATED            AND FUND
                                COMPENSATION       ACCRUED AS         ANNUAL               COMPLEX/1/
NAME OF PERSON,                 FROM               PART OF FUND       BENEFITS UPON        PAID TO
POSITION                        REGISTRANT         EXPENSES           RETIREMENT           TRUSTEES
--------                        ----------         --------           ----------           --------
Anthony M.                        $52,300               N/A                  N/A             (3)/2/ $64,300
Santomero, Vice
Chairman of the
Board

David R. Wilmerding,              $61,050               N/A                  N/A             (3)/2/ $73,050
Jr., Chairman of the
Board

William O.                        $43,550               N/A                  N/A             (1)/2/ $43,550
Albertini, Trustee

Raymond J. Clark,                 $43,550               N/A                  N/A             (1)/2/ $43,550
Trustee

Robert M. Hernandez,              $43,550               N/A                  N/A             (1)/2/ $43,550
Trustee

____________________

1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by BlackRock Advisors, Inc. and BlackRock, and the fees received by each of them for such services, are described in the Prospectuses. As stated in the Prospectuses, BlackRock Advisors, Inc. may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     BlackRock Advisors, Inc., a majority-owned indirect subsidiary of PNC Bank Corp., renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement.

     BlackRock renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement. The Investment Advisory Agreement with BlackRock Advisors, Inc. and the Sub-Advisory Agreement with BlackRock are collectively referred to as the "Advisory Contracts."

     Under the Advisory Contracts, BlackRock Advisors, Inc. and BlackRock are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, BlackRock Advisors, Inc. and BlackRock are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts is terminable as to the Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to BlackRock Advisors, Inc. or BlackRock, as the case may be. BlackRock Advisors, Inc. and BlackRock may also terminate their advisory relationship with respect to the Portfolio on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of its assignment.

     ADMINISTRATION AGREEMENT. BlackRock Advisors, Inc. and PFPC serve as the Fund's co-administrators pursuant to an administration agreement (the "Administration Agreement"). PFPC has agreed, among other things, to maintain office facilities for the Fund; furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services; provide and supervise the operation of an automated data processing system to process purchase and redemption orders; and install and maintain a system of internal controls appropriate for the Fund. As stated in the Prospectuses, the Administrators may from time to time voluntarily waive administration fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     BlackRock Advisors, Inc. is responsible for, among other things: the oversight and coordination of the performance of the Fund's service providers; the negotiation of service contracts and arrangements between the Fund and its service providers; acting as liaison between the trustees of the Fund and the Fund's service providers; and providing general ongoing business management and support services in connection with the Fund's operations. Pursuant to the Administration Agreement, BlackRock

Advisors, Inc. has delegated certain of its duties thereunder to BDI.

     The Administration Agreement provides that BlackRock Advisors, Inc. and PFPC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. Citibank, N.A. and The Chase Manhattan Bank serve as international sub-custodians for various portfolios of the Fund.

     For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

     PFPC, which has its principal offices at 400 Bellevue Parkway, Wilmington, DE 19809 and is an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, Institutional and BlackRock classes of shares in the

Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. PFPC has assigned certain of its duties under the Transfer Agency Agreement which are not required to be performed by a registered transfer agent to BlackRock Advisors, Inc. For its services with respect to the Fund's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional and Service Shares in the Portfolio, plus per account fees and disbursements. For its services with respect to the Fund's BlackRock Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .01% of the average net asset value of outstanding BlackRock Shares in the Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each series of Investor Shares in the Portfolio, plus disbursements. Until further notice, the transfer agency fees for each series of Investor Shares in the Portfolio will not exceed the annual rate of .10% of the series' average daily net assets.

     DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with the Distributor under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or BlackRock Advisors, Inc. or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay BlackRock Advisors, Inc. fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. BlackRock Advisors, Inc., in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose;
(iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

     The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

     With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .10% of the average daily net asset value of the Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

     With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of the Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

     With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of each Portfolio's outstanding Investor C Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 12 months of purchase.

     The Fund is not required or permitted under the Plan to make distribution payments with respect to Service, Institutional or BlackRock Shares. However, the Plan permits BDI, BlackRock Advisors, Inc., PFPC and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, BlackRock Advisors, Inc. and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectus for Investor Shares. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, BlackRock Advisors, Inc. and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, BlackRock Advisors, Inc. and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, BlackRock Advisors, Inc. and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, BlackRock Advisors, Inc. and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

     Service Organizations may charge their clients additional fees for account-related services.

     The Fund intends to enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of up to .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. In consideration for payment of a shareholder processing fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, Service Organizations may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain Customer accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing Customer signatures in connection with redemption orders and transfers and changes in Customer-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to Customers; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by

Customers or the information to the Fund necessary for subaccounting; (xiii) providing sub-transfer agency services; and (xiv) providing such other similar services as the Fund or a Customer may request.


                                   EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to BlackRock Advisors, Inc., PFPC and the Distributor, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with BlackRock Advisors, Inc., the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder processing fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by BlackRock Advisors, Inc. or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     BlackRock Advisors, Inc. and the sub-adviser expect to waive voluntarily a portion of their respective advisory and sub-advisory fees during the Portfolio's current fiscal year.


                            PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-adviser seek to obtain the best price and most favorable execution for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-adviser generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

     The Portfolio does not have any obligation to deal with any broker or group of brokers in the execution of Portfolio transactions. The adviser and sub-adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-adviser under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to the Portfolio and its other clients and that the total commissions paid by the Portfolio will be reasonable in relation to the benefits to the Portfolio over the long-term.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

     Investment decisions for the Portfolio and for other investment accounts managed by the adviser or sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it could be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BlackRock Advisors, Inc., BlackRock, PNC Bank, PFPC, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BlackRock Advisors, Inc., BlackRock, PNC Bank, PFPC, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.

     The Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of its most recent fiscal year. As of September 30, 1997, the following portfolios of the Fund held the following securities:


                   PORTFOLIO                                  SECURITY                    VALUE
---------------------------------------       -----------------------------------   --------------------

Money Market
------------
Morgan Stanley & Co., Inc.                       Commercial Paper                      $ 49,402,000
Morgan Stanley & Co., Inc.                       Variable Rate Obligation                36,997,742
Merrill Lynch & Co.                              Commercial Paper                       128,081,269
Lehman Brothers, Inc.                            Commercial Paper                        49,837,542
Lehman Brothers, Inc.                            Variable Rate Obligation                50,000,000

U.S. Treasury Money Market
--------------------------
Morgan Stanley & Co., Inc.                       Repurchase Agreement                  $247,000,000
Greenwich Capital                                Repurchase Agreement                   225,000,000
Goldman, Sachs & Co.                             Repurchase Agreement                    50,000,000
Merrill Lynch & Co.                              Repurchase Agreement                    50,000,000
Swiss Bank Corp.                                 Repurchase Agreement                    50,000,000

Low Duration Bond
-----------------
Morgan Stanley & Co., Inc.                       Mortgage Pass-Through                 $    168,166
Lehman Brothers, Inc.                            Corporate Bond                           3,689,617
Salomon Brothers, Inc.                           Mortgage Pass-Through                    3,065,061
Salomon Brothers, Inc.                           Corporate Bond                           4,037,134

Intermediate Government Bond
----------------------------
Merrill Lynch & Co.                              Mortgage Pass-Through                 $  4,367,211
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security      1,407,311

Intermediate Bond
-----------------
Salomon Brothers, Inc.                           Mortgage Pass-Through                 $  2,117,624
Salomon Brothers, Inc.                           Corporate Bond                             527,865
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                           1,577,526
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security      3,266,973
Merrill Lynch & Co.                              Mortgage Pass-Through                   10,190,099
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security      1,236,217

Core Bond
---------
Salomon Brothers, Inc.                           Mortgage Pass-Through                 $  6,900,254
Salomon Brothers, Inc.                           Corporate Bond                           5,701,504
Goldman, Sachs & Co.                             Commercial Mortgage-Backed Security      2,942,012
Merrill Lynch & Co.                              Mortgage Pass-Through                      428,155
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security      3,397,277
Merrill Lynch & Co.                              Asset Backed Security                      303,703
Merrill Lynch & Co.                              Corporate Bond                           4,226,051

Government Income
-----------------
Salomon Brothers, Inc.                           Mortgage Pass-Through                 $    632,894

Managed Income
--------------
Salomon Brothers, Inc.                           Corporate Bond                        $  2,639,323
Morgan Stanley & Co., Inc.                       Commercial Mortgage-Backed Security      1,063,281
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                           5,004,177
HSBC Securities                                  Corporate Bond                           7,852,743
Merrill Lynch & Co.                              Corporate Bond                           8,250,862
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security     12,884,829

Large Cap Value Equity
----------------------
Morgan Stanley & Co., Inc.                       Common Stock                          $ 29,257,111

Mid-Cap Value Equity
--------------------
Donaldson, Lufkin & Jenrette Securities Corp.    Common Stock                          $  1,073,437

Select Equity
-------------
Morgan Stanley & Co., Inc.                       Common Stock                          $  7,595,781

Balanced
--------


                   PORTFOLIO                                  SECURITY                    VALUE
---------------------------------------       -----------------------------------   --------------------
Morgan Stanley & Co., Inc.                       Common Stock                          $  4,941,312
Salomon Brothers, Inc.                           Mortgage Pass-Through                    1,593,589
Salomon Brothers, Inc.                           Corporate Bond                             316,719
PaineWebber Jackson & Curtis, Inc.               Corporate Bond                           1,051,684
Merrill Lynch & Co.                              Corporate Bond                           1,006,203
Merrill Lynch & Co.                              Commercial Mortgage-Backed Security      2,015,045


                      PURCHASE AND REDEMPTION INFORMATION

     There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares of the Portfolio. However, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net offering price or the asset value of the shares on the redemption date for Investor A Shares purchased on a no-load basis and subsequently redeemed within 18 months after purchase.

     Investor A Shares of the Portfolio will be made available to plan participants at net asset value with the waiver of the initial sales charge on purchases through an eligible 401(k) plan participating in a Merrill Lynch 401(k) Program (an "ML 401(k) Plan") if:

               (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

               (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the ML 401(k) Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Investor B Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares of the Portfolio are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

     Investor B Shares of the Portfolio will be made available to plan participants at net asset value with the waiver of the contingent deferred sales charge if the shares were purchased through an ML 401(k) Plan if:

               (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets invested in Applicable Investments; or

               (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the ML 401(k) Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     ML 401(k) Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Investor B shares of Non-Money Market Portfolios of the Fund convert to Investor A shares once the ML 401(k) Plan has reached $5 million invested in Applicable Investments. The ML 401(k) Plan will receive a plan-level share conversion.

     Investor C Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received. In addition, Investor C Shares of the Portfolio are subject to a contingent deferred sales charge which is payable on redemptions of such Investor C Shares within 12 months of purchase.

     Service, Institutional and BlackRock Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received without a sales charge.

     EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

     A front-end sales charge or a contingent deferred sales charge will be imposed (unless an exemption from either sales charge applies) when Investor Shares of a money market portfolio of the Fund are redeemed and the proceeds are used to purchase Investor A Shares, Investor B Shares or Investor C Shares of the Portfolio.

     MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full-payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time. The Fund reserves the express right to redeem shares of the Portfolio involuntarily at any time if the Fund's Board of Trustees determines, in its sole discretion, that failure to do so may have adverse consequences to the holders of shares in the Portfolio. Upon such redemption the holders of shares so redeemed shall have no further right with respect thereto other than to receive payment of the redemption price.

                       VALUATION OF PORTFOLIO SECURITIES

     In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

     Net asset value is calculated separately for each class of shares of the Portfolio as of the close of regular trading hours on the NYSE on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

     Valuation of securities held by the Portfolio is as follows: domestic securities traded on a national securities exchange or on the NASDAQ National Market system are valued at the last reported sale price that day; domestic securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day are valued at the mean of the bid and asked prices; foreign securities traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE (if a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used); foreign securities traded on a recognized stock exchange for which there were no sales on that day are valued at the mean of the bid and asked prices; other securities are valued on the basis of valuations provided by a pricing service approved by the Board of Trustees, provided that if the investment adviser or sub-adviser concludes that the price provided by a pricing service does not represent the fair value of a security, such security will be valued at fair value determined by the adviser or sub-adviser based on quotations or the equivalent thereof received from dealers; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); the amortized cost method of valuation is used with respect to debt obligations with sixty days or less remaining to maturity; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. Any securities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.


                            PERFORMANCE INFORMATION

     The Portfolio may quote performance in various ways. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of the Portfolio will be calculated independently of the other classes within the Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                           ERV
                    T = [(-----) to the first power divided by n - 1]
                            P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     In calculating the ending redeemable value for Investor A Shares of the Portfolio, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Portfolio, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Portfolio, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the particular Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     Each class of the Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, EAFE, the Dow Jones Industrial Average or the Shearson Lehman Hutton Government Corporate Bond Index, as appropriate, the Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in the Portfolio's shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Portfolio may not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end and deferred sales charges charged to purchasers of Investor A, Investor B or Investor C Shares. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose, if appropriate, the maximum applicable sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     YIELD. The Portfolio may advertise the yields on its Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares. Under the rules of the SEC, the Portfolio advertising the respective yields for its Service, Investor A, Investor B, Investor C, Institutional and BlackRock Shares must calculate yield using the following formula:

                      a-b
          YIELD = 2[(----- +1)to the sixth power - 1]
                       cd

          Where:    a =  dividends and interest earned during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Portfolio is recognized by accruing 1/360th of the stated dividend rate of the security each day that the security is in the Portfolio. Except as noted below, interest earned on any debt obligations held by the Portfolio is calculated by computing the yield to maturity of each obligation held by the Portfolio based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. However, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) the Portfolio may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted-average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted-average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security. The amortization schedule will be adjusted monthly to reflect changes in the market values of debt obligations.

     Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter. In the case of Investor A Shares of the Portfolio, the Portfolio's maximum offering price per share for purposes of the formula includes the maximum front-end sales charge imposed by the Portfolio -- currently as much as 5.00% of the per share offering price.

     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. The Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in the Portfolio.

     MISCELLANEOUS. Yields on shares of the Portfolio may fluctuate daily and do not provide a basis for determining future yields. Because such yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. In comparing the yield of the Portfolio to that of other investment companies, consideration should be given to the Portfolio's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, market conditions, operating expenses and whether there are any special account charges which may reduce the effective yield. The fees which may be imposed by Service Organizations and other institutions on their customers are not reflected in the calculations of total returns or yields for the Portfolio.

     When comparing the Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility.
Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

     From time to time, the Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example the Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Portfolio to other investment portfolios of the Fund in appropriate categories over specific periods of time may also be quoted in advertising.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. The Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of the Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of the Portfolio's adviser and/or sub-adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolio's investment adviser and sub-adviser. Materials may refer to the CUSIP numbers of the various classes of the Portfolio and may illustrate how to find the listings of the Portfolio in newspapers and periodicals. Materials may also include discussions of other investment portfolios of the Fund, products, and services.

     Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

     The Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum indicators indicate the Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

     The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

     The Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to the Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Portfolio has elected and intends to qualify for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income (i.e., investment company taxable income as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes an amount equal to at least 90% of its net investment income for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income will generally be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Portfolio intends to distribute to shareholders any of its net capital gain for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     Generally, dividends or distributions will be taxable to shareholders in the year of receipt. However, if the Portfolio declares a dividend or distribution in October, November or December to shareholders of record on a specified date in such month which is actually paid during the following January, it will be deemed to have been received by the shareholders and paid by the Portfolio no later than December 31 of the year in which the dividend or distribution is declared.

     Under current law, ordinary income of individuals will be taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. Long-term capital gains of individuals are taxed at a maximum rate of 28% with respect to capital assets held for more than 12 months but not more than 18 months and at a maximum rate of 20% with respect to capital assets held for more than 18 months (10% for gains otherwise taxed at 15%). Capital gains and ordinary income of corporate taxpayers are both taxed at a maximum marginal rate of 35%.

     Gain or loss, if any, recognized on the sale, exchange or redemption of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. A loss realized on a sale, exchange or redemption of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

     The Portfolio may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio each year.

     The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the federal income tax consequences described above.


                   ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with a share of the general liabilities of the Fund. As stated in the Prospectuses, certain expenses of the Portfolio may be charged to a specific class of shares representing interests in the Portfolio.

     The Funds' Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of the Portfolio or any class of shares. Upon any liquidation of the Portfolio, shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.


                                 MISCELLANEOUS

     Effective January 31, 1998, the Fund has changed its name from Compass Capital Funds/SM/ to BlackRock Funds/SM/.

     COUNSEL. The law firm of Simpson Thacher & Bartlett, 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, with offices located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the Fund's independent accountants.

     On October 12, 1998, PNC Bank, which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, held of record approximately 77% of the Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. BlackRock Advisors, Inc., BIMC, BlackRock, BIL, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

     BlackRock Advisors, Inc., BIMC, BlackRock, BIL and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.

                                  APPENDIX A
                                  ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE LONG-TERM DEBT RATINGS
--------------------------------

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                  APPENDIX B
                                  ----------


          As stated in the Prospectuses, the Portfolio may enter into certain futures transactions. Such transactions are described in this Appendix.


I.  Interest Rate Futures Contracts
    -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market.   In the cash market, bonds are
purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Portfolio could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, by using futures contracts.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for the specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Portfolio is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges --principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          With regard to the Portfolio, the Adviser also anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

II.  Index Futures Contracts
     -----------------------

          General.  A stock or bond index assigns relative values to the stocks
          -------
or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the

Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to each Portfolio, to the extent consistent with its investment objective, the Adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          The Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III. Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars (or another currency). Foreign currency futures may be used by the Portfolio to hedge against exposure to fluctuations in exchange rates between different currencies arising from multinational transactions.

IV.  Margin Payments
     ---------------

          Unlike purchase or sales of portfolio securities, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.  Risks of Transactions in Futures Contracts
    ------------------------------------------

          There are several risks in connection with the use of futures by the Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.
The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

VI.  Options on Futures Contracts
     ----------------------------

          The Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by the Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters
      -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                             BLACKROCK FUNDS/SM/
                                    PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits


(a)  Financial Statements:

               (1) Incorporated by reference into Part A of the Registration Statement are the following tables:

                     (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993,
                          September 30, 1992, September 30, 1991 and September 30, 1990.

                    (ii) Audited Financial Highlights for the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and January 31, 1996, and for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993 and February 29, 1992.

                   (iii) Audited Financial Highlights for the Low Duration Bond (formerly the Short Government Bond) and Core Bond Portfolios for the fiscal years or periods ended September 30, 1997, September 30, 1996 and March 31, 1996, and for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

                    (iv) Audited Financial Highlights for the Multi-Sector Mortgage Securities Portfolio III for the fiscal years or periods ended September 30, 1997, September 30, 1996, March 31, 1996 and June 30, 1995.

               (2) Incorporated by reference into Part B of the Registration Statement are the following audited financial statements:

                    (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, New Jersey Municipal Money Market and Virginia Municipal Money Market
                          Portfolios:

                              Report of Independent Accountants for the year ended September 30, 1997;

                              Statements of Net Assets - September 30, 1997;

                              Statements of Operations for the year ended
                              September 30, 1997;

                              Statements of Changes in Net Assets for the years ended September 30, 1997 and 1996;

                              Financial Highlights;

                              Notes to Financial Statements.

                    (ii) With respect to the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Small Cap Equity, International Emerging Markets and Balanced Portfolios:

                              Report of Independent Accountants for the year or period ended September 30, 1997;

                              Statements of Net Assets - September 30, 1997;

                              Statements of Operations for the year or period ended September 30, 1997;

                              Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996;

                              Financial Highlights;

                              Notes to Financial Statements.

                   (iii) With respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond, Government Income, Low Duration Bond (formerly the Short Government Bond), Core Bond, New Jersey Tax-Free Income and International Bond Portfolios:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the year ended September 30, 1997;

                              Schedules of Investments and Statements of Assets and Liabilities with respect to the International Bond and Tax-Free Income Portfolios - September 30, 1997;

                              Statements of Net Assets (all Portfolios except International Bond and Tax-Free Income Portfolios)
                              - September 30, 1997;

                              Statements of Operations for the year ended
                              September 30, 1997;

                              Statement of Cash Flows with respect to the Government Income Portfolio for the year ended September 30, 1997;

                              Statements of Changes in Net Assets for the years or periods ended September 30, 1997 and 1996 and for the periods ended March 31, 1996 for the Low Duration Bond (formerly the Short Government Bond) Portfolio and the Core Bond Portfolio and January 31, 1996 for the International Bond and New Jersey Tax-Free Income Portfolios;

                              Financial highlights for all periods presented except for the periods ended June 30, 1995 and prior periods for the Low Duration Bond (formerly the Short Government Bond) and Core Bond Portfolios;

                              Notes to Financial Statements.

                    (iv) With respect to the Low Duration Bond Portfolio (formerly the Short Government Bond Portfolio) and Core Bond Portfolio:

                              Report of Independent Accountants (Deloitte & Touche L.L.P.) for the fiscal year ended June 30, 1995 as it relates to the Statement of Changes in Net Assets for the year ended June 30, 1995 and the Financial Highlights for the years or periods ended June 30, 1995, 1994 and 1993.

                    (v) With respect to The Multi-Sector Mortgage Securities Portfolio III:

                          Report of Independent Accountants (Coopers & Lybrand L.L.P.) for the year ended September 30, 1997;

                              Schedule of Investments - September 30, 1997;

                              Statement of Assets and Liabilities - September 30, 1997;

                              Statement of Operations for the year ended
                              September 30, 1997;

                              Statement of Changes in Net Assets for the year ended September 30, 1997 and the periods ended September 30, 1996 and March 31, 1996;

                              Financial highlights for all periods presented;

                              Notes to Financial Statements.

                    (vi) With respect to The U.S. Large Company Series of The DFA Investment Trust Company:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the fiscal year ended November 30, 1997;

                              Statement of Net Assets - November 30, 1997;

                              Statement of Operations for the year ended
                              November 30, 1997;

                              Statement of Changes in Net Assets for the year ended November 30, 1997;

                              Financial Highlights;

                              Notes to Financial Statements.

               (3) Included in Part B of the Registration Statement are the following unaudited financial statements with respect to the International Small Cap Equity Portfolio:

                              Schedule of Investments - February 28, 1998

                              Statement of Assets and Liabilities - February 28, 1998;

                              Statement of Operations for the period ended
                              February 28, 1998;

                              Statement of Changes in Net Assets for the period ended February 28, 1998;

                              Statement of Realized Gains and Losses for the period ended February 28, 1998;

                              Financial Highlights;

                              Notes to Financial Statements.

          (b)  Exhibits:

               (1)  (a)   Declaration of Trust of the Registrant dated December
                          22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to
                          Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit
                          (1)(b) of Post-Effective Amendment No. 33 to
                          Registrant's

                          Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to
                          Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996 ("Post-Effective Amendment No. 23").

                    (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (3)        None.

               (4) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998;
                          Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

               (5)  (a)   Investment Advisory Agreement between Registrant and
                          PNC Asset Management Group, Inc. relating to all
                          Portfolios except the Multi-Sector Mortgage Securities
                          Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective

                          Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (d) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Strategic Portfolio I and BlackRock Strategic Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed on December 18, 1996.

                    (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                    (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's

                          Registration Statement on Form N-1A filed on May 30, 1996.

                    (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed on August 19, 1997.

                    (p) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Micro-Cap Equity Portfolio, GNMA Portfolio, Delaware Tax-Free Income Portfolio and Kentucky Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (5)(p) of Post-Effective Amendment No. 33 to

                          Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (q) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Micro-Cap Equity Portfolio is incorporated herein by reference to Exhibit (5)(q) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (r) Form of Sub-Advisory Agreement between BlackRock, Inc. and BlackRock Financial Management, Inc. with respect to the GNMA, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios is incorporated herein by reference to Exhibit (5)(r) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (s) Form of Addendum No. 4 to Investment Advisory Agreement between Registrant and BlackRock Advisors, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

                    (t) Form of Sub-Advisory Agreement between BlackRock Advisors, Inc. and BlackRock Financial Management, Inc. with respect to the High Yield Bond Portfolio is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (6)  (a)   Distribution Agreement between Registrant and
                          Provident Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 33 to Registrant's
                          Registration Statement on Form N-1A filed on January
                          27, 1998.

                    (b) Form of Appendix A to Distribution Agreement between Registrant and BlackRock Distributors, Inc. is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 37 to Registrant's

                          Registration Statement on Form N-1A filed on August 7, 1998.

                    (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (7)        None.

               (8)  (a)   Custodian Agreement dated October 4, 1989 between
                          Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 33 to Registrant's
                          Registration Statement on Form N-1A filed on January
                          27, 1998.

                    (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit (8)(b) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Form of Appendix B to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(d) of

                          Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

                    (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (i) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (9)  (a)   Form of Administration Agreement among Registrant,
                          BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 9(a) of Post-Effective
                          Amendment No. 37 to Registrant's Registration
                          Statement on Form N-1A filed on August 7, 1998.

                    (b) Forms of Appendix A and Appendix B to Administration Agreement among Registrant, BlackRock Advisors, Inc. and PFPC Inc. is incorporated herein by reference to
                          Exhibit 9(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

                    (c) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (d) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit (9)(f) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (e) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (f) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (g) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market,

                          Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed on January 27, 1998.

                    (h) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9(h) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

                    (i) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (j) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein.

               (10)       Opinion and Consent of Counsel.

               (11)       Consent of PricewaterhouseCoopers LLP.

               (12)       None.

               (13)  (a)  Form of Purchase Agreement between Registrant and
                          Registrant's distributor relating to Classes A-1, B-1, C-1, D-2, E-2, F-2, G-2, H-2, I-1, I-2, J-1, J-2, K-2,
                          L-2, M-2, N-2, O-2, P-2, D-1, E-1, F-1, G-1, H-1, K-1,
                          L-1, M-1, N-1, O-1, P-1, A-2, B-2, C-2, I-2, J-2, A-3,
                          B-3, C-3, D-3, E-3, F-3, G-3, H-3, I-3, J-3, K-3, L-3,
                          M-3, N-3, O-3, P-3, Q-1, Q-2, Q-3, R-1, R-2, R-3, S-1,
                          S-2, S-3, T-1, T-2, T-3, U-1, U-2, U-3, A-4, D-4, E-4,
                          F-4, G-4, H-4, K-4, L-4, M-4, N-4, O-4, P-4, R-4, S-4,
                          T-4, U-4, W-4, X-4, Y-4,

                          V-1, V-2, V-3, W-1, W-2, W-3, X-1, X-2, X-3, Y-1, Y-2,
                          Y-3, Z-1, Z-2, Z-3, AA-1, AA-2, AA-3, AA-4, AA-5,
                          BB-1, BB-2, BB-3, BB-4, BB-5, CC-3, A-5, B-4, B-5,
                          C-4, C-5, I-4, I-5, J-4, J-5, Q-4, Q-5, V-4, V-5,
                          Z-4, Z-5, X-1, X-3, D-5, E-5, F-5, G-5, H-5, K-5,
                          L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5, W-5,
                          X-5, Y-5, DD-1, DD-2, DD-3, DD-4, DD-5, EE-1, EE-2,
                          EE-3, EE-4, EE-5, R-6, BB-6, FF-3, GG-3, HH-1, HH-2,
                          HH-3, HH-4, HH-5, II-1, II-2, II-3, II-4, II-5, S-6,
                          JJ-1, JJ-2, JJ-3, JJ-4, JJ-5, KK-1, KK-2, KK-3, KK-4,
                          KK-5, LL-1, LL-2, LL-3, LL-4 and LL-5 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

                    (b) Form of Purchase Agreement between Registrant and Registrant's distributor relating to Classes MM-1, MM-2, MM-3, MM-4, MM-5 and MM-6 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (14)       None.

               (15) (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Form of Appendix A to Amended and Restated Distribution and Service Plan is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed on August 7, 1998.

               (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed on February 13, 1998.

               (17)       None.

               (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (24) (a) Registrant's Annual Reports for the Money Market, Equity and Bond Portfolios, each dated September 30, 1997, are incorporated herein by reference to Registrant's filings including such Annual Reports filed on December 5, 1997 with respect to the Money Market Portfolios (Accession No. 0000935069-97-000209), and December 9, 1997 with respect to the Equity and Bond Portfolios (Accession Nos. 0000935069-97-000210 and 0000935069-97-000211).

                    (b) Registrant's Annual Report for the Multi-Sector Mortgage Securities Portfolio III, dated September 30, 1997, is incorporated herein by reference to Registrant's filing including such Annual Report filed on November 26, 1997 (Accession No. 0000930413-97-
                          000628).

                    (c) Annual Report for The DFA Investment Trust Company ("DFA") (File No. 811-7436) dated November 30, 1997 with respect to the U.S. Large Company Series is incorporated herein by reference to DFA's filing including such Annual Report and filed on February 5, 1998 (Accession No. 0001047469-98-003623).

               (99) (a) Power of Attorney of David R. Wilmerding dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

          With regard to the classes of shares of the Registrant, the following information is as of September 30, 1998:


Portfolio                                Institutional    Service     Investor A     Investor B     Investor C
---------                                -------------    -------     ----------     ----------     ----------
Money Market                                   24           388           897            94              5
US Treasury Money Market                       4            134           80             N/A            N/A
Municipal Money Market                         2             42            7             N/A             6
Ohio Municipal Money Market                    9             3             4             N/A            N/A
Pennsylvania Municipal Money Market            28            31           39             N/A            N/A
North Carolina Municipal                       14            4             8             N/A            N/A
 Money Market
New Jersey Municipal Money Market              10            57           19              2             N/A


Portfolio                                Institutional    Service     Investor A     Investor B     Investor C
---------                                -------------    -------     ----------     ----------     ----------
Virginia Municipal Money Market                12            2             3             N/A            N/A
Managed Income                                 33            11           898            271            N/A
Tax-Free Income                                14            68           228            78              6
Ohio Tax-Free Income                           4             2            113            35              2
Pennsylvania Tax-Free Income                   5             59          1,235           541             1
New Jersey Tax-Free Income                     1            869           44             31             N/A
Low Duration Bond                              21           446           85              4              3
Low Duration Bond/BlackRock Class              10           N/A           N/A            N/A            N/A
Intermediate Bond                              14          1,486          113            21             N/A
Intermediate Bond/BlackRock Class              2            N/A           N/A            N/A            N/A
Core Bond                                      26           512           260            759            17
Core Bond/BlackRock Class                      7            N/A           N/A            N/A            N/A
Intermediate Government                        18            3            340             6              2
Government Income                             N/A           N/A           321           1,233           28
International Bond                             7             80           117            115            55
GNMA                                           4             1            10              7              1
Kentucky Tax-Free Income                       5             1             3              1              1
Delaware Tax-Free Income                       4             1            38             42              3
International Emerging Markets                 16            15           884            384             2
Large Cap Growth Equity                        30           420          2,449          1,688           52
Index Equity                                   24           548          2,658          5,418          2,125
Small Cap Value Equity                         72           254          4,135          3,326           187
International Equity                           30           346          2,903          1,439           16
International Small Cap Equity                 4             2            169            168             8
Balanced                                       16            87          6,803          3,876           15
Large Cap Value Equity                         61          4,165         3,985          3,606           70
Small Cap Growth Equity                       193           515          6,078          5,190           455
Select Equity                                  36            12          3,340          4,518           72
Mid-Cap Value Equity                           24            7            935           1,556           43
Mid-Cap Growth Equity                          19            9            759            940            29
Micro-Cap Equity                               4             5            886            923            124
Multi-Sector Mortgage                          2            N/A           N/A            N/A            N/A
  Securities III
BlackRock Strategic I                          13           N/A           N/A            N/A            N/A


Portfolio                                Institutional    Service     Investor A     Investor B     Investor C
---------                                -------------    -------     ----------     ----------     ----------
BlackRock Strategic II                         0            N/A           N/A            N/A            N/A

Item 27.       Indemnification

         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit (6)(a). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 8(a) and Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 9(c). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

         Indemnification of Trustees, Officers, Representatives and Employees.
         --------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter
                                               ------
    as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties,

    provided that as to any matter disposed of by a compromise payment by such
    --------
    person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of
                              --------
    indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders.  In case any Shareholder or former
         -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 28. Business and Other Connections of Investment Advisers

         (a) BlackRock Advisors, Inc. (formerly BlackRock, Inc.) is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock Advisors, Inc. was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 28 of officers and directors of BlackRock Advisors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

         (b) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) ("BIMC") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

         (c) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

         (d) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited) ("BIL") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of BIL, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIL pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29. Principal Underwriter


(a) Not applicable.

         (b) The information required by this Item 29 with respect to each director, officer or partner of BlackRock Distributors, Inc. (formerly Compass Distributors, Inc.) is incorporated by reference to Schedule A of FORM BD filed by BlackRock Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

         (c)  Not applicable.

Item 30.  Location of Accounts and Records


              (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

              (2) BlackRock Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 (records relating to its functions as distributor).

              (3) BlackRock Advisors, Inc. (formerly BlackRock, Inc.), 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and co-administrator).

               (4) BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (5) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154; 30 South 17th Street, Philadelphia, Pennsylvania 19103; and 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment adviser and sub-adviser).

               (6) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (7) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

              (8) State Street Bank and Trust Company, P.O. Box 1631, Boston, Massachusetts (records relating to its function as sub-custodian).

              (9) Barclays Bank PLC, 75 Wall Street, New York, New York 10265 (records relating to its function as sub-custodian).

              (10) BlackRock International, Ltd. (formerly CastleInternational Asset Management Limited), 7 Castle Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

              (11) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

              (12) PNC Bank Corp., 1600 Market Street, 28th Floor, Philadelphia, PA 19103 (Registrant's declaration of trust, code of regulations and minute books).

Item 31. Management Services

         None.

Item 32. Undertakings

    (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES
                                  ----------


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 38 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 20th day of October, 1998.


                         BLACKROCK FUNDS/SM/
                         Registrant



                         By /s/ Raymond J. Clark
                            -----------------------------------
                               Raymond J. Clark,
                               President and Treasurer
                               (Principal Executive Officer)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


      Signature                     Title                       Date
      ---------                     -----                       ----

/s/Raymond J. Clark                 Trustee, President and
-------------------------           Treasurer                   October 20, 1998
(Raymond J. Clark)


*/s/ David R. Wilmerding, Jr.       Chairman of the Board       October 20, 1998
-----------------------------
(David R. Wilmerding, Jr.)


*/s/ Anthony M. Santomero           Vice-Chairman of the
---------------------------         Board                       October 20, 1998
(Anthony M. Santomero)


*/s/ William O. Albertini           Trustee                     October 20, 1998
--------------------------
(William O. Albertini)


*/s/ Robert M. Hernandez            Trustee                     October 20, 1998
------------------------
(Robert M. Hernandez)



*By:   /s/ Karen H. Sabath
       -------------------------------------
       Karen H. Sabath, Attorney-in-fact

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.                             Description
-----------                             -----------

10                                      Opinion and Consent of Counsel.


11                                      Consent of PricewaterhouseCoopers
                                        LLP